UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2011

Item 1. Schedule of Investments.

GOLDMAN SACHS ENHANCED INCOME FUND
Schedule of Investments
June 30, 2011 (Unaudited)

Principal	Interest		Maturity
Amount	Rate		Date	Value
Corporate Obligations — 54.4%
Banks — 27.9%
Abbey National Treasury Services PLC
$2,750,000	2.875%		04/25/14	$2,755,988
ANZ National (International) Ltd.(a)
3,675,000	6.200		07/19/13	4,004,941
Australia & New Zealand Banking Group Ltd.(a)(b)
4,100,000	1.030		01/10/14	4,112,263
Bank of America Corp.
625,000	4.500		04/01/15	653,319
Bank of Nova Scotia(a)
13,500,000	1.450		07/26/13	13,654,980
Bank of Scotland PLC(a)
14,000,000	5.000		11/21/11	14,204,218
Bank of Tokyo-Mitsubishi UFJ Ltd.(a)
3,600,000	2.600		01/22/13	3,673,264
Barclays Bank PLC
3,225,000	5.450		09/12/12	3,395,570
BB&T Corp.
2,725,000	3.850		07/27/12	2,815,222
BPCE SA(a)(b)
1,875,000	2.018		02/07/14	1,887,896
Caisse centrale Desjardins du Quebec(a)
1,600,000	2.550		03/24/16	1,618,712
Canadian Imperial Bank of Commerce(a)
8,600,000	2.000		02/04/13	8,761,439
2,200,000	2.750		01/27/16	2,250,930
Cie de Financement Foncier
900,000	1.625	(a)	07/23/12	907,222
300,000	1.625		07/23/12	301,328
10,100,000	2.125	(a)	04/22/13	10,250,631
Citigroup, Inc.
1,575,000	6.375		08/12/14	1,747,124
Commonwealth Bank of Australia(a)(b)
6,225,000	0.975		03/17/14	6,224,984
Credit Suisse New York
3,675,000	3.450		07/02/12	3,780,170
DnB NOR Boligkreditt AS(a)
5,200,000	2.900		03/29/16	5,292,851
7,600,000	2.100		10/14/16	7,511,027
ING Bank NV(a)
4,200,000	2.500		01/14/16	4,126,286
Intesa Sanpaolo New York
11,700,000	2.375		12/21/12	11,789,400
JPMorgan Chase & Co.(b)
8,375,000	1.074		01/24/14	8,396,348
Landesbank Baden-Wuerttemberg(a)(b)
11,900,000	0.467		06/22/12	11,900,000
Lloyds TSB Bank PLC(a)
1,725,000	4.375		01/12/15	1,750,709
Nordea Bank AB(a)(b)
6,550,000	1.181		01/14/14	6,607,345
Nordea Bank Norge ASA(a)(b)
4,000,000	0.666		04/07/14	4,001,104
Rabobank Nederland(a)
5,900,000	2.650		08/17/12	6,035,051
4,675,000	4.200		05/13/14	5,004,438
Royal Bank of Scotland PLC(a)
2,975,000	4.875		08/25/14	3,096,276
Sovereign Bank
5,848,000	5.125		03/15/13	5,958,591
Sparebank 1 Boligkreditt AS(a)
6,200,000	2.625		05/27/16	6,207,849

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Banks — (continued)
Sparebanken 1 Boligkreditt(a)
$11,700,000	1.250%	10/25/13	$11,688,031
Stadshypotek AB(a)
6,900,000	1.450	09/30/13	6,944,995
Standard Chartered PLC(a)
3,625,000	3.850	04/27/15	3,752,578
Swedbank Hypotek AB(a)(b)
1,600,000	0.696	03/28/14	1,599,503
UBS AG
5,200,000	2.250	08/12/13	5,273,890
Wachovia Corp.
5,127,000	5.500	05/01/13	5,514,439
Westpac Banking Corp.
9,225,000	2.250	11/19/12	9,387,635

			218,838,547

Electric(c) — 3.0%
Carolina Power & Light Co.
3,140,000	6.500	07/15/12	3,324,326
Commonwealth Edison Co.
3,625,000	1.625	01/15/14	3,650,564
Enel Finance International SA(a)
6,375,000	5.700	01/15/13	6,713,194
PacifiCorp
2,675,000	5.450	09/15/13	2,923,489
Public Service Co. of Colorado
2,325,000	7.875	10/01/12	2,525,656
Southern Co.
875,000	4.150	05/15/14	924,941
Wisconsin Electric Power Co.
2,875,000	6.000	04/01/14	3,200,629

			23,262,799

Energy — 3.6%
Apache Corp.(c)
2,975,000	6.000	09/15/13	3,287,343
BP Capital Markets PLC
2,675,000	3.125	10/01/15	2,739,046
EnCana Corp.(c)
1,525,000	6.300	11/01/11	1,553,409
625,000	4.750	10/15/13	669,299
Shell International Finance BV(c)
12,800,000	1.875	03/25/13	13,053,347
Statoil ASA(c)
650,000	3.875	04/15/14	695,845
3,470,000	5.125 (a)	04/30/14	3,832,806
Total SA(c)
2,425,000	1.625	01/28/14	2,454,046

			28,285,141

Food and Beverage — 0.9%
Diageo Finance BV
3,700,000	5.500	04/01/13	3,980,424
Kellogg Co.(c)
3,200,000	5.125	12/03/12	3,389,969

			7,370,393

Health Care Products(c) — 1.5%
St. Jude Medical, Inc.
5,825,000	2.200	09/15/13	5,932,998
Thermo Fisher Scientific, Inc.
5,900,000	2.150	12/28/12	6,012,242

			11,945,240

GOLDMAN SACHS ENHANCED INCOME FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Health Care Services(c) — 0.7%
Covidien International Finance SA
$1,625,000	1.875%	06/15/13	$1,647,283
2,525,000	2.800	06/15/15	2,578,542
McKesson Corp.
950,000	3.250	03/01/16	976,667

			5,202,492

Life Insurance — 4.5%
MassMutual Global Funding II(a)(b)
5,450,000	0.747	09/27/13	5,477,097
Metropolitan Life Global Funding I(a)
3,400,000	5.125	11/09/11	3,455,580
6,000,000	2.500	01/11/13	6,108,624
1,725,000	5.125	04/10/13	1,835,448
3,437,000	5.125	06/10/14	3,755,129
Nationwide Life Global Funding I(a)
1,175,000	5.450	10/02/12	1,226,700
Prudential Financial, Inc.
3,625,000	5.800	06/15/12	3,793,120
1,625,000	2.750	01/14/13	1,657,879
Reinsurance Group of America, Inc.
2,375,000	6.750	12/15/11	2,433,294
Sun Life Financial Global Funding LP(a)(b)
3,750,000	0.547	10/06/13	3,720,743
TIAA Global Markets, Inc.(a)(c)
1,900,000	5.125	10/10/12	1,998,564

			35,462,178

Media - Non Cable(c) — 1.5%
Reed Elsevier Capital, Inc.
3,425,000	4.625	06/15/12	3,537,312
4,050,000	7.750	01/15/14	4,634,329
Thomson Reuters Corp.
3,209,000	5.950	07/15/13	3,505,291

			11,676,932

Noncaptive - Financial — 3.1%
American Express Credit Corp.
4,775,000	2.750	09/15/15	4,773,629
General Electric Capital Corp.
4,000,000	3.500	08/13/12	4,122,812
8,650,000	1.144 (b)	01/07/14	8,699,288
HSBC Finance Corp.(b)
450,000	0.478	08/09/11	450,092
2,000,000	0.544	04/24/12	1,998,030
1,350,000	0.625	07/19/12	1,349,297
2,775,000	0.597	09/14/12	2,766,800

			24,159,948

Pipelines — 0.2%
TransCanada Pipelines Ltd.
1,200,000	8.625	05/15/12	1,280,824

Property/Casualty Insurance(c) — 0.4%
The Travelers Cos., Inc.
3,150,000	5.375	06/15/12	3,288,021

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Real Estate Investment Trust(c) — 1.0%
Simon Property Group LP
$2,475,000	4.200%	02/01/15	$2,639,631
WEA Finance LLC(a)
2,941,000	5.400	10/01/12	3,090,373
WEA Finance LLC/WT Finance Australia Property Ltd.(a)
2,025,000	7.500	06/02/14	2,334,080

			8,064,084

Technology(c) — 1.2%
Dell, Inc.
1,425,000	3.375	06/15/12	1,462,430
Hewlett-Packard Co.
4,695,000	6.125	03/01/14	5,268,112
International Business Machines Corp.
2,545,000	6.500	10/15/13	2,860,075

			9,590,617

Tobacco — 1.1%
Philip Morris International, Inc.
4,775,000	4.875	05/16/13	5,121,167
3,300,000	6.875	03/17/14	3,784,486

			8,905,653

Wireless Telecommunications — 3.6%
ALLTEL Corp.
1,350,000	6.500	11/01/13	1,496,885
Cellco Partnership/Verizon Wireless Capital LLC(c)
2,025,000	5.250	02/01/12	2,078,140
New Cingular Wireless Services, Inc.(c)
12,550,000	8.125	05/01/12	13,306,000
Telefonica Emisiones SAU(b)(c)
2,150,000	0.603	02/04/13	2,117,223
Vodafone Group PLC(c)
4,325,000	5.350	02/27/12	4,456,549
4,450,000	5.000	12/16/13	4,834,232

			28,289,029

Wirelines Telecommunications(c) — 0.2%
France Telecom SA
1,325,000	4.375	07/08/14	1,439,439

TOTAL CORPORATE OBLIGATIONS			$427,061,337

Agency Debentures — 0.8%
FHLMC
$3,000,000	3.440%	03/02/16	$3,059,460
FNMA(d)
3,000,000	3.000	07/28/14	3,005,884

TOTAL AGENCY DEBENTURES			$6,065,344

Asset-Backed Securities — 7.3%
Autos — 1.5%
Bank of America Auto Trust Series 2009-2A, Class A3(a)
$3,630,209	2.130%	09/15/13	$3,654,468
Ford Credit Auto Owner Trust Series 2009-B, Class A3
7,954,581	2.790	08/15/13	8,026,244

			11,680,712

GOLDMAN SACHS ENHANCED INCOME FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Asset-Backed Securities — (continued)
Home Equity(b) — 0.0%
Amresco Residential Securities Mortgage Loan Trust Series 1998-2, Class M1F
$32,264	6.750%	06/25/28	$24,601
Centex Home Equity Series 2004-D, Class MV3
179,974	1.186	09/25/34	40,060
Morgan Stanley ABS Capital I Series 2004-HE4, Class M3
57,531	2.436	05/25/34	12,850

			77,511

Manufactured Housing — 0.0%
Lehman ABS Manufactured Housing Contract Series 2001-B, Class A3
67,286	4.350	05/15/14	68,031

Student Loan — 5.8%
Access Group, Inc. Series 2002-1, Class A2(b)
3,444,209	0.427	09/25/25	3,437,144
Brazos Higher Education Authority, Inc. Series 2005-3, Class A14(b)
974,699	0.357	09/25/23	968,151
College Loan Corp. Trust Series 2004-1, Class A3(b)
4,619,926	0.434	04/25/21	4,615,867
College Loan Corp. Trust Series 2005-1, Class A2(b)
7,000,000	0.374	07/25/24	6,976,924
College Loan Corp. Trust Series 2005-2, Class A2(b)
4,328,738	0.388	10/15/21	4,311,183
Collegiate Funding Services Education Loan Trust I Series 2003-A, Class A2(b)
600,200	0.546	09/28/20	600,200
Education Funding Capital Trust I Series 2004-1, Class A2(b)
1,643,781	0.407	12/15/22	1,628,146
Educational Services of America, Inc. Series 2010-1, Class A1(a)(b)
2,293,491	1.124	07/25/23	2,297,511
GCO Slims Trust Series 2006-1A Class Note(a)
135,997	5.720	03/01/22	108,253
Nelnet Student Loan Corp. Series 2004-2A, Class A3(b)
525,146	0.357	11/25/15	524,913
Northstar Education Finance, Inc. Series 2004-1, Class A3(b)
2,172,500	0.443	04/28/17	2,170,785
Northstar Education Finance, Inc. Series 2005-1, Class A1(b)
578,923	0.373	10/28/26	574,431
SLM Student Loan Trust Series 2004-9, Class A4(b)
1,670,946	0.404	04/25/17	1,670,435
SLM Student Loan Trust Series 2007-1, Class A3(b)
6,225,513	0.304	07/25/18	6,213,287
SLM Student Loan Trust Series 2007-2, Class A2(b)
4,208,675	0.274	07/25/17	4,178,620
SLM Student Loan Trust Series 2008-6, Class A1(b)
611,577	0.674	10/27/14	611,757
Sun Trust Student Loan Trust Series 2006-1A, Class A2(a)(b)
3,348,997	0.373	07/28/20	3,322,552
US Education Loan Trust LLC Series 2006-1, Class A2(a)(b)
913,317	0.384	03/01/25	897,268

			45,107,427

TOTAL ASSET-BACKED SECURITIES			$56,933,681

Foreign Debt Obligations — 4.5%
Sovereign — 3.2%
Kommunalbanken AS
$11,900,000	5.125%	05/30/12	$12,400,716
Landeskreditbank Baden-Wuerttemberg Foerderbank(b)(e)
5,600,000	0.535	11/04/11	5,598,089
Svensk Exportkredit AB(e)
7,000,000	4.875	09/29/11	7,076,762

			25,075,567

Principal	Interest		Maturity
Amount	Rate		Date	Value
Foreign Debt Obligations — (continued)
Supranational(b) — 1.3%
European Investment Bank
$6,250,000	0.552%		03/05/12	$6,265,287
Inter-American Development Bank
4,100,000	0.710		05/20/14	4,150,053

				10,415,340

TOTAL FOREIGN DEBT OBLIGATIONS				$35,490,907

Government Guarantee Obligations — 19.0%
Achmea Hypotheekbank NV(a)(b)(e)
$8,200,000	0.623%		11/03/14	$8,159,828
ANZ National (International) Ltd.(a)(e)
4,700,000	0.452	(b)	08/05/11	4,701,152
5,800,000	3.250		04/02/12	5,924,677
Bank of America Corp.(b)(f)
1,200,000	0.447		06/22/12	1,203,233
BRFkredit A/S(a)(b)(e)
10,800,000	0.528		04/15/13	10,803,834
Danske Bank AS(a)(e)
5,200,000	2.500		05/10/12	5,274,022
FIH Erhvervsbank AS(a)(e)
5,500,000	2.450		08/17/12	5,616,182
5,700,000	0.482	(b)	12/06/12	5,701,727
ING Bank NV(a)(e)
9,500,000	1.068	(b)	02/09/12	9,545,372
10,900,000	2.625		02/09/12	11,042,888
Kreditanstalt fuer Wiederaufbau(b)(e)
15,800,000	0.195		06/17/13	15,790,804
Landwirtschaftliche Rentenbank(e)
8,500,000	1.875		09/24/12	8,651,800
2,400,000	4.125		07/15/13	2,562,961
6,500,000	4.875		01/10/14	7,099,281
LeasePlan Corp. NV(a)(e)
1,800,000	3.000		05/07/12	1,839,998
Royal Bank of Scotland PLC(a)(e)
10,800,000	1.500		03/30/12	10,896,552
2,700,000	0.964	(b)	05/11/12	2,713,862
OEBB Infrastruktur AG(e)
5,100,000	4.625		11/21/13	5,485,172
Swedbank AB(e)
6,000,000	3.000		12/22/11	6,071,028
3,000,000	1.117(a)(b)		02/10/12	3,006,879
9,900,000	2.800	(a)	02/10/12	10,042,966
Westpac Banking Corp.(a)(e)
7,200,000	1.900		12/14/12	7,339,644

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS				$149,473,862

GOLDMAN SACHS ENHANCED INCOME FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
U.S. Treasury Obligation — 0.5%
United States Treasury Inflation Protected Securities
$3,626,740	3.000%	07/15/12	$3,787,114

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT			$678,812,245

Short-term Investment(g) — 12.2%
Repurchase Agreement — 12.2%
Joint Repurchase Agreement Account II
$96,000,000	0.077%	07/01/11	$96,000,000

TOTAL INVESTMENTS — 98.7%			$774,812,245

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.3%			10,534,175

NET ASSETS — 100.0%			$785,346,420

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $313,507,496, which represents approximately 39.9% of net assets as of June 30, 2011.

(b) Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011.

(c) Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d) A portion of this security is segregated as collateral for initial margin requirements on futures transactions.

(e) Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $148,270,629, which represents approximately 18.9% of net assets as of June 30, 2011.

(f) Guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012. Total market value of these securities amounts to $1,203,233, which represents approximately 0.1% of net assets as of June 30, 2011.

(g) Joint repurchase agreement was entered into on June 30, 2011. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviations:
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
LIBOR	— London Interbank Offered Rate
MTN	— Medium Term Note

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS ENHANCED INCOME FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2011, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Eurodollars	450	September 2011	$112,111,875	$104,183
Eurodollars	(68)	December 2011	(16,928,600)	(301,495)
Eurodollars	(92)	March 2012	(22,888,450)	(464,830)
Eurodollars	(122)	June 2012	(30,312,425)	(678,880)
Eurodollars	(197)	September 2012	(48,846,150)	(616,030)
Eurodollars	(181)	December 2012	(44,765,825)	(616,757)
Eurodollars	(83)	March 2013	(20,476,100)	(64,512)
Eurodollars	(116)	June 2013	(28,540,350)	(89,524)
Eurodollars	(116)	September 2013	(28,464,950)	(88,374)
2 Year U.S. Treasury Notes	180	September 2011	39,481,875	(12,472)
5 Year U.S. Treasury Notes	(765)	September 2011	(91,184,414)	(350,834)

TOTAL				$(3,179,525)

SWAP CONTRACTS — At June 30, 2011, the Fund had outstanding swap contracts with the following terms:

INTEREST RATE SWAP CONTRACTS

			Rates Exchanged			Upfront
	Notional		Payments	Payments		Payments
	Amount	Termination	Received by	Made by	Market	Made (Received)	Unrealized
Counterparty	(000s)(a)	Date	the Fund	the Fund	Value	by the Fund	Gain (Loss)

JPMorgan Securities, Inc.	$21,400	06/30/13	3 month LIBOR	0.750%	$(347)	$(15,110)	$14,763
	18,500	12/21/13	1.250%	3 month LIBOR	80,812	112,159	(31,347)
	18,500	12/21/13	3 month LIBOR	1.250	(80,812)	(117,300)	36,488

TOTAL					$(347)	$(20,251)	$19,904

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2011.

CREDIT DEFAULT SWAP CONTRACTS

			Rates		Credit		Upfront
		Notional	Received		Spread at		Payments
	Referenced	Amount	(Paid) by	Termination	June 30, 2011	Market	Made (Received)	Unrealized
Counterparty	Obligation	(000s)	Fund	Date	(Basis Points)(b)	Value	by the Fund	Gain (Loss)

Protection Sold:
JPMorgan Securities, Inc.	Johnson & Johnson 3.80%,
	05/15/13	$6,000	1.000%	06/20/12	11	$54,914	$43,155	$11,759
	Pacific Gas and Electric Co.
	4.80%, 03/01/14	4,850	1.000	06/20/13	62	37,469	(24,938)	62,407

TOTAL						$92,383	$18,217	$74,166

(b) Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS ENHANCED INCOME FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

TAX INFORMATION — At June 30, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$766,792,418

Gross unrealized gain	8,571,996
Gross unrealized loss	(552,169)

Net unrealized security gain	$8,019,827

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GOVERNMENT INCOME FUND
Schedule of Investments
June 30, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — 54.6%
Collateralized Mortgage Obligations — 6.0%
Adjustable Rate Non-Agency(a) — 0.6%
Adjustable Rate Mortgage Trust Series 2004-5, Class 2A1
$72,588	2.801%	04/25/35	$64,672
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-05, Class 1A1
24,891	2.848	08/25/33	23,024
Chase Mortgage Finance Corp. Series 2007-A1, Class 3A1
1,235,021	2.886	02/25/37	1,087,310
Chase Mortgage Finance Corp. Series 2007-A1, Class 7A1
634,657	2.831	02/25/37	621,142
Countrywide Home Loan Mortgage Pass-Through Trust Series 2003-37, Class 1A1
31,658	3.321	08/25/33	25,372
CS First Boston Mortgage Securities Corp. Series 2003-AR9, Class 2A2
130,552	2.463	03/25/33	112,065
First Horizon Asset Securities, Inc. Series 2004-AR6, Class 2A1
47,082	2.769	12/25/34	43,423
JPMorgan Mortgage Trust Series 2005-A4, Class 2A1
385,693	2.773	07/25/35	340,314
MLCC Mortgage Investors, Inc. Series 2004-E, Class A2B
1,126,912	0.820	11/25/29	955,651
Sequoia Mortgage Trust Series 2004-09, Class A2
668,571	0.755	10/20/34	513,430
Structured Adjustable Rate Mortgage Loan Trust Series 2004-05, Class 1A
204,674	2.692	05/25/34	181,397
Structured Adjustable Rate Mortgage Loan Trust Series 2004-12, Class 3A2
69,274	2.561	09/25/34	59,669
Structured Asset Securities Corp. Series 2003-34A, Class 3A3
769,924	2.581	11/25/33	713,043
Washington Mutual Mortgage Pass-Through Certificates Series 2004-AR03, Class A2
172,502	2.577	06/25/34	162,853

			4,903,365

Interest Only(b) — 0.0%
CS First Boston Mortgage Securities Corp. Series 2003-AR18, Class 2X(a)(c)
82,651	0.000	07/25/33	—
CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X(a)(c)
100,623	0.000	08/25/33	—
FNMA REMIC Series 2004-47, Class EI(a)(c)
1,403,873	0.000	06/25/34	22,924
FNMA REMIC Series 2004-62, Class DI(a)(c)
578,301	0.000	07/25/33	6,891
FNMA REMIC Series 2004-71, Class DI(a)(c)
1,204,984	0.000	04/25/34	15,023
FNMA STRIPS Series 151, Class 2
11,373	9.500	07/25/22	2,014
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 3AX(a)
39,887	0.123	08/25/33	177
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 4AX(a)
15,794	0.320	07/25/33	184

			47,213

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Inverse Floaters(a) — 0.0%
GNMA Series 2001-48, Class SA
$42,735	25.884%	10/16/31	$64,377
GNMA Series 2001-51, Class SA
33,478	31.696	10/16/31	53,081
GNMA Series 2001-51, Class SB
42,011	25.884	10/16/31	64,991
GNMA Series 2002-13, Class SB
147,119	36.701	02/16/32	248,609

			431,058

Principal Only(d) — 0.0%
FNMA REMIC Series G-35, Class N
11,714	0.000	10/25/21	11,122

Regular Floater(a) — 3.4%
FDIC Structured Sale Guaranteed Notes Series 2010-S1, Class 1A(e)
701,361	0.736	02/25/48	700,599
FHLMC REMIC Series 1760, Class ZB
328,478	2.390	05/15/24	357,864
NCUA Guaranteed Notes Series 2010-A1, Class A
1,910,618	0.535	12/07/20	1,914,219
NCUA Guaranteed Notes Series 2010-R2, Class 1A
1,854,975	0.555	11/06/17	1,856,714
NCUA Guaranteed Notes Series 2011-R1, Class 1A
2,565,049	0.635	01/08/20	2,568,957
NCUA Guaranteed Notes Series 2011-R2, Class 1A
4,587,532	0.585	02/06/20	4,591,653
NCUA Guaranteed Notes Series 2011-R3, Class 1A
3,398,832	0.585	03/11/20	3,404,408
NCUA Guaranteed Notes Series 2011-R4, Class 1A
3,731,180	0.565	03/06/20	3,733,803
NCUA Guaranteed Notes Series 2011-R5, Class 1A
3,812,165	0.565	04/06/20	3,814,994
NCUA Guaranteed Notes Series 2011-R6, Class 1A
3,689,788	0.565	05/07/20	3,692,670
NCUA Guaranteed Notes Series-A1
2,300,000	0.206	06/12/13	2,300,000

			28,935,881

Sequential Fixed Rate — 1.9%
FHLMC REMIC Series 2329, Class ZA
1,982,389	6.500	06/15/31	2,247,075
FHLMC REMIC Series 2590, Class NV
2,000,000	5.000	03/15/18	2,171,391
FNMA REMIC Series 2001-53, Class GH
220,197	8.000	09/25/16	242,028
GNMA Series 2002-42 Class KZ
5,221,188	6.000	06/16/32	5,899,218
NCUA Guaranteed Notes Series 2010-R1, Class 2A
591,420	1.840	10/07/20	596,965
NCUA Guaranteed Notes Series A4
5,000,000	3.000	06/12/19	4,943,016

			16,099,693

Sequential Floating Rate(a) — 0.1%
NCUA Guaranteed Notes Series 2010-R1, Class 1A
1,249,471	0.635	10/07/20	1,252,302

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$51,680,634

GOLDMAN SACHS GOVERNMENT INCOME FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Commercial Mortgage-Backed Securities — 1.3%
Sequential Fixed Rate — 0.8%
GMAC Commercial Mortgage Securities, Inc. Series 2002-C1, Class A2
$4,365,711	6.278%	11/15/39	$4,395,579
LB-UBS Commercial Mortgage Trust Series 2007-C1, Class A4
2,000,000	5.424	02/15/40	2,153,745

			6,549,324

Sequential Floating Rate(a) — 0.5%
LB-UBS Commercial Mortgage Trust Series 2007-C7, Class A3
4,400,000	5.866	09/15/45	4,784,987

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$11,334,311

Federal Agencies — 47.3%
Adjustable Rate FHLMC(a) — 0.6%
205,791	2.474	11/01/32	215,310
2,327,484	2.580	09/01/33	2,438,183
2,178,623	2.567	08/01/35	2,282,990

			4,936,483

Adjustable Rate FNMA(a) — 1.4%
206,289	2.356	11/01/32	214,419
433,826	2.285	12/01/32	450,395
2,570,603	1.926	05/01/33	2,650,536
61,463	2.489	06/01/33	64,324
1,892,511	2.589	10/01/33	1,971,497
2,437,268	2.446	02/01/35	2,550,908
1,913,840	2.652	09/01/35	1,985,879
1,989,499	5.229	06/01/37	2,121,304

			12,009,262

Adjustable Rate GNMA(a) — 0.7%
127,809	3.375	06/20/23	131,397
58,576	2.625	07/20/23	60,025
61,263	2.625	08/20/23	62,785
158,402	2.625	09/20/23	162,354
46,902	2.375	03/20/24	48,229
406,078	3.375	04/20/24	417,974
49,774	3.375	05/20/24	51,222
428,967	3.375	06/20/24	442,238
230,384	2.625	07/20/24	237,540
312,815	2.625	08/20/24	322,012
99,494	2.625	09/20/24	102,104
120,537	2.125	11/20/24	124,901
45,838	2.125	12/20/24	47,504
63,642	2.500	12/20/24	67,212
81,687	2.375	01/20/25	84,806
41,646	2.375	02/20/25	43,245
144,213	3.375	05/20/25	149,634
109,728	2.625	07/20/25	114,021
55,270	2.375	02/20/26	57,029
2,957	2.625	07/20/26	3,041
151,031	2.375	01/20/27	156,594
54,990	2.375	02/20/27	56,803
418,878	3.375	04/20/27	432,253
47,264	3.375	05/20/27	48,777
43,886	3.375	06/20/27	45,294
17,271	2.125	11/20/27	17,824
68,795	2.125	12/20/27	70,896
132,708	2.375	01/20/28	137,033
45,304	2.250	02/20/28	46,768
49,626	2.375	03/20/28	51,251
246,481	2.625	07/20/29	254,182
104,745	2.625	08/20/29	108,024

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate GNMA(a) — (continued)
$30,381	2.625%	09/20/29	$31,334
130,577	2.125	10/20/29	134,737
156,850	2.125	11/20/29	161,858
39,649	2.125	12/20/29	40,934
48,895	2.250	01/20/30	50,541
27,118	2.250	02/20/30	28,034
114,187	2.250	03/20/30	118,216
149,477	3.375	04/20/30	154,575
394,234	3.375	05/20/30	409,425
32,695	3.375	06/20/30	33,812
314,008	2.625	07/20/30	327,912
57,884	2.625	09/20/30	60,587
114,514	1.875	10/20/30	118,344
218,623	2.000	03/20/32	225,900

			6,051,181

FHLMC — 4.9%
171,070	6.500	12/01/13	175,717
3,587	6.500	02/01/14	3,701
1,285,571	7.500	11/01/14	1,404,536
2,318	7.000	02/01/15	2,486
53,573	8.000	07/01/15	58,871
9,043	7.000	01/01/16	9,827
26,656	7.000	09/01/17	30,371
12,726	7.000	10/01/17	14,486
157,997	5.500	05/01/18	170,896
1,291,444	5.500	06/01/18	1,397,428
48,309	4.500	09/01/18	51,529
15,948	10.000	10/01/18	17,122
292,479	5.000	06/01/19	315,054
52,704	10.000	07/01/20	57,309
70,175	10.000	10/01/20	83,815
133,305	6.500	07/01/21	150,316
10,279	6.500	08/01/22	11,590
127,960	9.000	10/01/22	152,972
753,688	4.500	10/01/23	800,714
458,766	6.500	07/01/28	497,506
5,096	8.000	07/01/30	5,745
30,378	7.500	12/01/30	34,236
121,973	7.000	04/01/31	138,076
1,152,701	6.000	05/01/33	1,279,588
1,004,865	6.000	10/01/34	1,109,105
2,378,799	4.500	10/01/35	2,477,628
145,991	5.000	12/01/35	155,571
555,957	5.500	01/01/36	603,300
1,179	5.500	02/01/36	1,278
16,551	6.000	06/01/36	18,242
136,576	5.500	02/01/38	147,569
784,973	5.500	10/01/38	848,154
10,411,445	6.000	11/01/38	11,549,383
396,881	5.500	12/01/38	428,826
93,563	5.500	02/01/39	101,094
3,985,006	4.500	09/01/39	4,151,808
2,371,367	5.500	01/01/40	2,562,234
56,540	4.000	08/01/40	56,698
151,165	4.000	09/01/40	151,589
34,754	4.000	10/01/40	34,851
219,723	4.000	11/01/40	220,339
3,294,717	4.000	12/01/40	3,303,950
7,000,000	5.000	TBA — 30yr(f)	7,425,468

			42,210,978

GOLDMAN SACHS GOVERNMENT INCOME FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — 34.0%
$20,938	7.000%	03/01/14	$22,382
40,045	7.000	03/01/15	42,875
12,551	8.000	01/01/16	13,768
203,045	8.000	11/01/16	224,911
337,359	5.000	08/01/17	357,951
2,388,754	2.800	03/01/18	2,355,622
1,997,998	3.740	05/01/18	2,071,128
1,690,000	3.840	05/01/18	1,744,367
116,014	4.500	05/01/18	123,500
255,447	4.500	06/01/18	271,901
54,631	4.500	07/01/18	58,188
77,865	4.500	08/01/18	82,985
653,531	5.000	09/01/18	701,768
3,558,688	5.000	10/01/18	3,821,737
4,400,000	4.506	06/01/19	4,651,451
197,795	6.500	08/01/19	224,109
21,359	9.500	08/01/20	21,479
996,334	3.416	10/01/20	977,656
2,800,000	3.540	10/01/20	2,754,444
21,342	9.500	10/01/20	21,696
1,394,723	3.375	11/01/20	1,363,642
697,517	3.632	12/01/20	692,893
5,273,231	3.763	12/01/20	5,290,770
1,254,704	5.500	02/01/23	1,373,751
1,936,358	5.500	08/01/23	2,120,080
487,718	6.000	11/01/28	539,995
18,626	6.500	11/01/28	21,225
1,278	5.500	04/01/29	1,394
47,801	7.000	11/01/30	54,558
162,941	7.000	07/01/31	185,568
642	6.000	03/01/32	710
14,267,075	5.500	04/01/33	15,518,787
22,614	6.000	05/01/33	25,000
19,102	5.000	07/01/33	20,399
3,580,547	5.500	07/01/33	3,879,984
190,167	5.000	08/01/33	203,050
3,086,673	4.500	09/01/33	3,222,447
18,667	5.000	09/01/33	19,932
21,478	5.500	09/01/33	23,359
19,151	5.000	11/01/33	20,450
12,221	5.000	12/01/33	13,050
12,972	6.000	12/01/33	14,403
11,584	5.000	01/01/34	12,370
29,203	5.500	02/01/34	31,756
4,640	5.500	04/01/34	5,046
23,358	5.500	05/01/34	25,396
955	5.500	06/01/34	1,038
35,822	5.500	08/01/34	38,954
2,101	5.500	10/01/34	2,284
277,464	5.500	12/01/34	301,633
12,507	5.000	03/01/35	13,347
26,486	5.000	04/01/35	28,265
34,322	5.500	04/01/35	37,301
1,000,303	6.000	04/01/35	1,105,855
17,352	5.000	05/01/35	18,509
198,893	5.000	07/01/35	212,209
33,551	5.500	07/01/35	36,463
640,415	5.000	08/01/35	683,425
3,870	5.500	08/01/35	4,206
2,179	6.000	08/01/35	2,401
147,774	5.000	09/01/35	157,703
37,132	5.500	09/01/35	40,343
52,311	5.000	10/01/35	55,826
427,898	6.000	10/01/35	472,847

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations –(continued)
FNMA — (continued)
$63,264	5.000%	11/01/35	$67,514
329,958	6.000	11/01/35	363,558
17,880	5.500	12/01/35	19,437
804	5.500	02/01/36	873
246,757	6.000	03/01/36	272,088
350,049	6.000	04/01/36	385,984
29,754	5.000	07/01/36	31,753
307,057	6.000	11/01/36	337,980
260,131	6.000	01/01/37	286,328
3,777	5.500	02/01/37	4,108
91,992	5.500	04/01/37	100,090
6,765	5.500	05/01/37	7,354
2,893	5.500	06/01/37	3,145
323	5.500	08/01/37	351
1,200,392	7.500	11/01/37	1,380,166
1,398	5.500	12/01/37	1,520
3,175	5.500	02/01/38	3,452
49,777	5.500	03/01/38	54,113
122,888	5.500	04/01/38	133,631
37,079	5.500	05/01/38	40,331
1,960,644	6.000	05/01/38	2,157,144
10,119	5.500	06/01/38	11,000
12,695	5.500	07/01/38	13,801
11,651	5.500	08/01/38	12,663
8,924	5.500	09/01/38	9,699
4,880,205	6.000	11/01/38	5,369,308
4,070	5.500	12/01/38	4,424
45,642	5.500	02/01/39	49,675
189,997	4.000	03/01/39	190,551
39,701	4.500	05/01/39	41,329
31,714	4.500	07/01/39	33,074
620,365	4.500	08/01/39	646,741
115,115	5.500	08/01/39	125,204
499,762	4.500	09/01/39	521,198
383,757	4.500	10/01/39	400,208
178,459	4.500	11/01/39	185,750
2,654,017	4.500	12/01/39	2,764,938
47,679	4.000	02/01/40	47,818
245,440	4.000	03/01/40	245,852
939,194	3.500	09/01/40	899,297
728,478	3.500	12/01/40	697,532
2,990,410	3.500	01/01/41	2,863,377
37,885,705	3.500	02/01/41	36,276,326
17,265,265	3.500	03/01/41	16,531,854
991,474	5.000	04/01/41	1,055,460
38,000,000	3.500	TBA — 15yr(f)	38,688,750
42,000,000	4.000	TBA — 30yr(f)	42,000,000
5,000,000	4.500	TBA — 15yr(f)	5,300,781
15,000,000	4.500	TBA — 30yr(f)	15,519,141
41,000,000	5.000	TBA — 30yr(f)	43,556,096
2,000,000	5.500	TBA — 30yr(f)	2,163,281
12,000,000	6.000	TBA — 30yr(f)	13,186,874

			293,499,464

GNMA — 5.7%
183	9.000	08/15/16	208
775,763	3.950	07/15/25	801,050
193,074	7.000	12/15/27	220,511
21,085	6.500	08/15/28	24,075
347,318	6.000	01/15/29	390,346
273,474	7.000	10/15/29	312,414
3,203,855	5.500	12/15/32	3,549,496
7,475,570	5.000	05/15/33	8,155,608
4,693,622	5.000	06/15/33	5,120,591
15,440,046	5.000	07/15/33	16,844,598

GOLDMAN SACHS GOVERNMENT INCOME FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
GNMA — (continued)
$1,868,578	5.000%	09/15/33	$2,038,559
3,001,348	5.000	03/15/34	3,271,507
1,804,839	5.500	06/15/34	1,998,785
13,872	5.000	05/15/39	15,133
90,165	4.500	06/15/39	95,451
83,739	5.000	07/15/39	91,223
92,261	4.500	10/15/39	97,671
980,869	3.500	01/15/41	954,147
5,000,000	4.500	TBA — 30yr(f)	5,276,953

			49,258,326

TOTAL FEDERAL AGENCIES			$407,965,694

TOTAL MORTGAGE-BACKED OBLIGATIONS			$470,980,639

Agency Debentures — 11.7%
FFCB
$9,000,000	4.750%	11/06/12	$9,527,103
FHLB
10,000,000	5.375 (g)	06/13/14	11,254,488
4,700,000	5.375	05/15/19	5,431,781
2,900,000	5.625	06/11/21	3,391,299
FHLMC
13,200,000	1.375	02/25/14	13,374,534
42,300,000	1.000	07/30/14	42,248,859
5,100,000	5.050	01/26/15	5,744,613
New Valley Generation III
3,342,856	4.929	01/15/21	3,746,004
Small Business Administration
154,939	6.700	12/01/16	165,811
113,983	7.150	03/01/17	123,554
83,285	7.500	04/01/17	90,826
40,427	7.300	05/01/17	44,203
41,723	6.800	08/01/17	45,381
128,611	6.300	05/01/18	140,945
71,609	6.300	06/01/18	78,606
Tennessee Valley Authority
700,000	4.625	09/15/60	657,931
Tennessee Valley Authority Series B
4,200,000	4.375	06/15/15	4,654,259

TOTAL AGENCY DEBENTURES			$100,720,197

Asset-Backed Securities — 2.6%
Home Equity(a) — 0.3%
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-1, Class 21A1
$83,147	2.475%	04/25/34	$73,036
Citigroup Mortgage Loan Trust, Inc. Series 2004-OPT1, Class A2
453,527	0.546	10/25/34	398,102
Household Home Equity Loan Trust Series 2007-3, Class APT
2,379,406	1.386	11/20/36	2,110,259
Securitized Asset Backed Receivables LLC Trust Series 2004-OP2, Class A2
21,324	0.536	08/25/34	17,388

			2,598,785

Manufactured Housing — 0.0%
Mid-State Trust Series 4, Class A
130,797	8.330	04/01/30	131,734

Principal	Interest	Maturity
Amount	Rate	Date	Value
Asset-Backed Securities — (continued)
Student Loan(a) — 2.3%
Brazos Higher Education Authority, Inc. Series 2005-3, Class A14
$905,077	0.357%	09/25/23	$898,997
Brazos Higher Education Authority, Inc. Series 2011-1, Class A2
4,500,000	1.057	02/25/30	4,441,694
Brazos Higher Education Authority, Inc. Series 2011-2 Class A2
4,400,000	1.097	07/25/29	4,355,974
Education Funding Capital Trust I Series 2004-1, Class A2
1,315,025	0.407	12/15/22	1,302,517
Goal Capital Funding Trust Series 2010-1, Class A(e)
1,610,830	0.957	08/25/48	1,592,580
Knowledgeworks Foundation Student Loan Series 2010-1, Class A
1,224,317	1.207	02/25/42	1,207,621
Missouri Higher Education Loan Authority Series 2010-1, Class A1
2,964,610	1.207	11/26/32	2,971,652
Nelnet Student Loan Trust Series 2010-3A, Class A(e)
1,456,871	1.054	07/27/48	1,458,257
Northstar Education Finance, Inc. Series 2005-1, Class A1
496,220	0.373	10/28/26	492,369
US Education Loan Trust LLC Series 2006-1, Class A2(e)
873,607	0.384	03/01/25	858,257

			19,579,918

TOTAL ASSET-BACKED SECURITIES			$22,310,437

Government Guarantee Obligations(h) — 12.3%
Ally Financial, Inc.
$12,000,000	1.750%	10/30/12	$12,213,777
20,000,000	2.200	12/19/12	20,514,660
Citigroup Funding, Inc.
20,700,000	1.875	10/22/12	21,104,323
8,000,000	1.875	11/15/12	8,160,837
General Electric Capital Corp.
12,900,000	2.000	09/28/12	13,161,851
14,500,000	0.247 (a)	12/21/12	14,511,919
9,100,000	2.125	12/21/12	9,324,860
Private Export Funding Corp.
7,000,000	3.550	04/15/13	7,363,517

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS			$106,355,744

U.S. Treasury Obligations — 17.0%
United States Treasury Bonds
$6,400,000	6.500%	11/15/26	$8,361,280
6,300,000	6.625	02/15/27	8,334,705
900,000	5.000	05/15/37	999,855
2,400,000	4.250	05/15/39	2,355,216
5,400,000	4.375	11/15/39	5,404,050
6,000,000	4.375	05/15/40	5,998,200
6,300,000	4.250	11/15/40	6,158,943
1,900,000	4.750	02/15/41	2,019,871
United States Treasury Inflation Protected Securities
3,001,440	3.000	07/15/12	3,134,164
3,345,030	2.375	01/15/27	3,814,371
United States Treasury Notes
45,000,000	1.000	04/30/12	45,297,452
4,200,000	2.125	02/29/16	4,299,666
4,600,000	2.000	04/30/16	4,669,138
39,850,000	3.625	02/15/21	41,551,995
United States Treasury Principal-Only STRIPS(d)
6,600,000	0.000	05/15/21	4,724,082

TOTAL U.S. TREASURY OBLIGATIONS			$147,122,988

GOLDMAN SACHS GOVERNMENT INCOME FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligation — 0.3%
New Jersey — 0.3%
New Jersey Economic Development Authority Series A (MBIA)
$2,000,000	7.425%	02/15/29	$2,227,700

TOTAL MUNICIPAL DEBT OBLIGATIONS			$2,227,700

	Exercise	Expiration
Contracts	Rate	Date	Value
Options Purchased — 0.4%
Interest Rate Swaptions
Citibank NA Put - OTC — 5 year Interest Rate Swap Strike Price 2.605
$18,000,000	2.605%	02/21/12	$333,434
Citibank NA Call - OTC — 5 year Interest Rate Swap Strike Price 2.605
18,000,000	2.605	02/21/12	257,605
Citibank NA Put - OTC — 5 year Interest Rate Swap Strike Price 2.675
18,000,000	2.675	02/21/12	370,481
Citibank NA Call - OTC — 5 year Interest Rate Swap Strike Price 2.675
18,000,000	2.675	02/21/12	234,909
Citibank NA Put - OTC — 10 year Interest Rate Swap Strike Price 3.595
12,600,000	3.595	02/24/12	387,235
Citibank NA Call - OTC — 10 year Interest Rate Swap Strike Price 3.595
12,600,000	3.595	02/24/12	373,777
Citibank NA Put - OTC — 10 year Interest Rate Swap Strike Price 3.560
6,600,000	3.560	06/15/12	194,499
Citibank NA Call - OTC — 10 year Interest Rate Swap Strike Price 3.560
6,600,000	3.560	06/15/12	291,300
Deutsche Bank Securities, Inc. Put - OTC — 30 year Interest Rate Swap Strike Price 4.080
4,000,000	4.080	06/25/12	216,008
Deutsche Bank Securities, Inc. Call - OTC — 30 year Interest Rate Swap Strike Price 4.080
4,000,000	4.080	06/25/12	357,893
Morgan Stanley Capital Services, Inc. Put - OTC — 30 year Interest Rate Swap Strike Price 4.260
7,000,000	4.260	02/21/12	430,544
Morgan Stanley Capital Services, Inc. Call - OTC — 30 year Interest Rate Swap Strike Price 4.260
7,000,000	4.260	02/21/12	373,354

TOTAL OPTIONS PURCHASED			$3,821,039

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT			$853,538,744

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(i) — 21.6%
Repurchase Agreement — 21.6%
Joint Repurchase Agreement Account II
$186,500,000	0.077%	07/01/11	$186,500,000

TOTAL INVESTMENTS — 120.5%			$1,040,038,744

LIABILITIES IN EXCESS OF OTHER ASSETS — (20.5)%			(176,584,876)

NET ASSETS — 100.0%			$863,453,868

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011.

(b) Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(c) Issued with zero coupon and interest rate is contingent upon LIBOR reaching a predetermined level.

(d) Issued with a zero coupon. Income is recognized through the accretion of discount.

(e) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $4,609,693, which represents approximately 0.5% of net assets as of June 30, 2011.

(f) TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $173,117,344 which represents approximately 20.0% of net assets as of June 30, 2011.

(g) A portion of this security is segregated as collateral for initial margin requirements on futures transactions.

(h) Guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(i) Joint repurchase agreement was entered into on June 30, 2011. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviations:
FDIC	— Federal Deposit Insurance Corp.
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
MBIA	— Insured by Municipal Bond Investors Insurance
NCUA	— National Credit Union Administration
OTC	— Over the Counter
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS GOVERNMENT INCOME FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At June 30, 2011, the Fund had the following forward sales contracts:

	Interest	Maturity	Settlement	Principal
Description	Rate	Date(f)	Date	Amount	Value

FHLMC	5.500%	TBA — 30yr	07/14/11	$(4,000,000)	$(4,320,625)
FNMA	3.500	TBA — 30yr	08/11/11	(14,000,000)	(13,353,593)
FNMA	3.500	TBA — 30yr	07/14/11	(35,000,000)	(33,476,954)

TOTAL (Proceeds Receivable: $51,711,367)					$(51,151,172)

FUTURES CONTRACTS — At June 30, 2011, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Eurodollars	8	September 2011	$1,993,100	$82
Eurodollars	8	December 2011	1,991,600	82
Eurodollars	8	March 2012	1,990,300	(118)
Eurodollars	8	June 2012	1,987,700	(918)
Eurodollars	8	September 2012	1,983,600	(2,118)
Eurodollars	8	December 2012	1,978,600	(3,018)
Eurodollars	8	March 2013	1,973,600	(4,018)
Eurodollars	8	June 2013	1,968,300	(4,618)
Ultra Long U.S. Treasury Bonds	147	September 2011	18,558,750	(256,473)
2 Year U.S. Treasury Notes	499	September 2011	109,452,531	(67,900)
5 Year U.S. Treasury Notes	316	September 2011	37,665,719	(305,708)
10 Year U.S. Treasury Notes	443	September 2011	54,191,360	(310,281)
30 Year U.S. Treasury Bonds	(196)	September 2011	(24,114,125)	365,533

TOTAL				$(589,473)

INTEREST RATE SWAP CONTRACTS

				Rates Exchanged			Upfront
	Notional			Payments	Payments		Payments
	Amount		Termination	Received by	Made by	Market	Made (Received)	Unrealized
Counterparty	(000s)		Date	the Fund	the Fund	Value	by the Fund	Gain (Loss)

Bank of America Securities LLC	$17,500	(a)	11/23/14	3 month LIBOR	2.116%	$(74,150)	$—	$(74,150)
	15,600	(a)	11/23/19	3.587%	3 month LIBOR	39,801	—	39,801
	5,200	(a)	07/01/24	4.479	3 month LIBOR	(28,379)	—	(28,379)
	5,600	(a)	11/23/27	3 month LIBOR	4.206	18,354	—	18,354
	1,500	(a)	05/15/37	3 month LIBOR	3.962	32,150	—	32,150
	2,900	(a)	07/01/44	3 month LIBOR	4.595	21,415	—	21,415
Deutsche Bank Securities, Inc.	9,700	(a)	12/21/16	2.500	3 month LIBOR	56,535	191,730	(135,195)
	3,600		10/20/20	2.560	3 month LIBOR	(160,279)	—	(160,279)
JPMorgan Securities, Inc.	39,500	(a)	06/30/13	3 month LIBOR	0.750	(641)	(23,950)	23,309
Morgan Stanley Capital Services, Inc.	43,600	(a)	06/30/13	3 month LIBOR	0.750	(707)	(26,605)	25,898
	37,600		12/21/13	1.250	3 month LIBOR	164,244	222,686	(58,442)
	37,600	(a)	12/21/13	3 month LIBOR	1.250	(164,244)	(219,020)	54,776
	16,400	(a)	12/21/18	3 month LIBOR	3.250	(298,642)	(500,173)	201,531
	4,600	(a)	04/08/24	4.820	3 month LIBOR	124,358	—	124,358
	9,000	(a)	07/01/24	4.440	3 month LIBOR	(76,440)	—	(76,440)
	2,600	(a)	04/08/44	3 month LIBOR	4.845	(95,496)	—	(95,496)
	5,000	(a)	07/01/44	3 month LIBOR	4.560	63,982	—	63,982

TOTAL						$(378,139)	$(355,332)	$(22,807)

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2011.

GOLDMAN SACHS GOVERNMENT INCOME FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

WRITTEN OPTIONS CONTRACTS — For the period ended June 30, 2011, the Fund had the following written swaptions activity:

	Notional
	Amount	Premiums
	(000s)	Received

Contracts Outstanding March 31, 2011	$30,000	$(326,625)

Contracts Written	99,800	(941,815)
Contracts Bought to Close	(72,400)	720,658
Contracts Expired	(57,400)	547,782

Contracts Outstanding June 30, 2011	$—	$—

TAX INFORMATION — At June 30, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,024,232,222

Gross unrealized gain	18,785,081
Gross unrealized loss	(2,978,559)

Net unrealized security gain	$15,806,522

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND
Schedule of Investments
June 30, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations(a) — 1.4%
Banks — 1.4%
Cie de Financement Foncier
$1,600,000	2.125%	04/22/13	$1,623,862
DnB NOR Boligkreditt
200,000	2.100	10/14/15	197,659
1,300,000	2.900	03/29/16	1,323,213

TOTAL CORPORATE OBLIGATIONS			$3,144,734

Government Guarantee Obligation(a)(b) — 0.5%
ING Bank NV
$1,200,000	2.500%	01/14/16	$1,178,939

U.S. Treasury Obligations — 94.4%
United States Treasury Inflation Protected Securities
$19,759,480	3.000%	07/15/12	$20,633,244
35,429,130	2.000	07/15/14	38,706,325
7,055,612	0.500	04/15/15	7,368,740
226,582	2.000	01/15/16	252,072
20,264,426	2.500	07/15/16	23,199,525
8,808,579	2.375	01/15/17	10,059,661
11,687,915	1.875	07/15/19	13,088,595
8,840,026	1.125	01/15/21	9,197,782
12,525,450	2.375	01/15/25	14,419,924
2,492,402	2.000 (c)	01/15/26	2,728,408
47,611,887	2.375	01/15/27	54,292,311
10,982,896	3.625	04/15/28	14,478,532
1,504,591	3.875	04/15/29	2,061,997
1,872,612	2.125	02/15/40	2,043,787
6,006,722	2.125	02/15/41	6,552,973

TOTAL U.S. TREASURY OBLIGATIONS			$219,083,876

	Exercise	Expiration
Contracts	Rate	Date	Value
Options Purchased — 0.3%
Interest Rate Swaptions
Citibank NA Put - OTC — 5 year Interest Rate Swap Strike Price 2.605
$16,200,000	2.605%	02/21/12	$103,735
Citibank NA Call - OTC — 5 year Interest Rate Swap Strike Price 2.605
16,200,000	2.605	02/21/12	80,144
Citibank NA Put - OTC — 5 year Interest Rate Swap Strike Price 2.675
16,200,000	2.675	02/21/12	115,261
Citibank NA Call - OTC — 5 year Interest Rate Swap Strike Price 2.675
16,200,000	2.675	02/21/12	73,083
Citibank NA Put - OTC — 10 year Interest Rate Swap Strike Price 3.595
11,300,000	3.595	02/24/12	119,858
Citibank NA Call - OTC — 10 year Interest Rate Swap Strike Price 3.595
11,300,000	3.595	02/24/12	115,693
Citibank NA Put - OTC — 10 year Interest Rate Swap Strike Price 3.560
5,500,000	3.560	06/15/12	64,833
Citibank NA Call - OTC — 10 year Interest Rate Swap Strike Price 3.560
5,500,000	3.560	06/15/12	97,100

TOTAL OPTIONS PURCHASED — 0.3%			$769,707

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT			$224,177,256

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(d) — 1.1%
Repurchase Agreement — 1.1%
Joint Repurchase Agreement Account II
$2,500,000	0.077%	07/01/11	$2,500,000

TOTAL INVESTMENTS — 97.7%			$226,677,256

OTHER ASSETS IN EXCESS OF LIABILITIES — 2.3%			5,314,674

NET ASSETS — 100.0%			$231,991,930

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $4,323,673, which represents approximately 1.9% of net assets as of June 30, 2011.

(b) Guaranteed by a foreign government until maturity.

(c) All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(d) Joint repurchase agreement was entered into on June 30, 2011. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviations:
LIBOR	— London Interbank Offered Rate
OTC	— Over the Counter

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2011, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Eurodollars	(30)	September 2011	$(7,474,125)	$(16,192)
Eurodollars	(15)	December 2011	(3,734,250)	(21,534)
Eurodollars	(15)	March 2012	(3,731,812)	(26,159)
Ultra Long U.S. Treasury Bonds	37	September 2011	4,671,250	(89,522)
2 Year U.S. Treasury Notes	131	September 2011	28,734,031	9,860
5 Year U.S. Treasury Notes	(66)	September 2011	(7,866,891)	35,801
10 Year U.S. Treasury Notes	97	September 2011	11,865,828	(90,921)
30 Year U.S. Treasury Bonds	(105)	September 2011	(12,918,281)	133,270

TOTAL				$(65,397)

SWAP CONTRACTS — At June 30, 2011, the Fund had outstanding swap contracts with the following terms:

INTEREST RATE SWAP CONTRACTS

			Rates Exchanged
	Notional		Payments	Payments		Upfront Payments
	Amount	Termination	Received by	Made by	Market	Made (Received)	Unrealized
Counterparty	(000s)(a)	Date	the Fund	the Fund	Value	by the Fund	Gain (Loss)

JPMorgan Securities, Inc.	$5,800	06/30/13	3 month LIBOR	0.750%	$(94)	$(3,517)	$3,423
Morgan Stanley Capital Services, Inc.	6,400	06/30/13	3 month LIBOR	0.750	(104)	(3,905)	3,801
	5,500	12/21/13	1.250%	3 month LIBOR	24,025	32,574	(8,549)
	5,500	12/21/13	3 month LIBOR	1.250	(24,025)	(32,038)	8,013

TOTAL					$(198)	$(6,886)	$6,688

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2011.

WRITTEN OPTIONS CONTRACTS — For the period ended June 30, 2011, the Fund had the following written swaptions activity:

	Notional
	Amount	Premiums
	(000s)	Received

Contracts Outstanding March 31, 2011	$5,000	$(51,250)

Contracts Written	18,400	(139,250)
Contracts Bought to Close	(11,700)	95,250
Contracts Expired	(11,700)	95,250

Contracts Outstanding June 30, 2011	$—	$—

TAX INFORMATION — At June 30, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$223,259,580

Gross unrealized gain	4,096,646
Gross unrealized loss	(678,970)

Net unrealized security gain	$3,417,676

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND
Schedule of Investments
June 30, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — 26.1%
Collateralized Mortgage Obligations — 14.6%
Interest Only(a) — 0.0%
FHLMC REMIC Series 2586, Class NX
$49,408	4.500%	08/15/16	$242

Inverse Floaters(b) — 0.0%
FNMA REMIC Series 1990-134, Class SC
28,863	21.272	11/25/20	39,712

IOette(a) — 0.0%
FHLMC REMIC Series 1161, Class U
626	1,172.807	11/15/21	20,027

Planned Amortization Class — 0.0%
FHLMC REMIC Series 1556, Class H
231,050	6.500	08/15/13	239,895
FHLMC REMIC Series 1916, Class PC
65,651	6.750	12/15/11	65,823

			305,718

Regular Floater(b) — 10.4%
FDIC Structured Sale Guaranteed Notes Series 2010-S1, Class 1A(c)
28,755,817	0.736	02/25/48	28,724,548
FDIC Structured Sale Guaranteed Notes Series 2010-S1, Class 2A(c)
15,189,116	3.250	04/25/38	15,521,627
FNMA REMIC Series 1988-12, Class B(d)
98,734	0.000	02/25/18	96,509
NCUA Guaranteed Notes Series 2010-A1, Class A
6,426,624	0.535	12/07/20	6,438,736
NCUA Guaranteed Notes Series 2010-R2, Class 1A
13,514,816	0.555	11/06/17	13,527,487
NCUA Guaranteed Notes Series 2011-A1
17,700,000	0.206	06/12/13	17,700,000
NCUA Guaranteed Notes Series 2011-R1, Class 1A
7,790,150	0.635	01/08/20	7,802,017
NCUA Guaranteed Notes Series 2011-R2, Class 1A
25,613,719	0.585	02/06/20	25,636,730
NCUA Guaranteed Notes Series 2011-R3, Class 1A
28,795,658	0.590	03/11/20	28,842,900
NCUA Guaranteed Notes Series 2011-R4, Class 1A
48,691,894	0.565	03/06/20	48,726,129
NCUA Guaranteed Notes Series 2011-R5, Class 1A
45,745,978	0.565	04/06/20	45,779,931
NCUA Guaranteed Notes Series 2011-R6, Class 1A
44,466,670	0.565	05/07/20	44,501,408

			283,298,022

Sequential Fixed Rate — 3.9%
FHLMC Multifamily Structured Pass-Through Certificates Series K011, Class A2
20,100,000	4.084	11/25/20	20,538,274
FHLMC REMIC Series 108, Class G
231,732	8.500	12/15/20	265,756
FHLMC REMIC Series 1980, Class Z
1,164,753	7.000	07/15/27	1,328,916
FHLMC REMIC Series 2019, Class Z
1,260,523	6.500	12/15/27	1,429,357
FHLMC REMIC Series 3003, Class CG
3,146,514	5.000	07/15/23	3,219,083

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Sequential Fixed Rate — (continued)
FHLMC REMIC Series 3466, Class BA
$3,733,680	5.000%	08/15/35	$3,883,768
FNMA ACES Series 2009-M2, Class A2
21,700,000	3.334	01/25/19	22,552,775
FNMA REMIC Series 1989-66, Class J
408,926	7.000	09/25/19	455,269
FNMA REMIC Series 1990-16, Class E
242,641	9.000	03/25/20	284,336
FNMA REMIC Series 1992-33, Class K
145,943	8.500	03/25/18	146,303
FNMA REMIC Series 2002-91, Class LK
1,043,122	4.500	06/25/22	1,067,315
FNMA REMIC Series 2009-70, Class AL
29,362,717	5.000	08/25/19	31,680,170
GNMA REMIC Series 1995-3, Class DQ
59,903	8.050	06/16/25	69,137
NCUA Guaranteed Notes Series 2010-R1, Class 2A
2,217,825	1.840	10/07/20	2,238,618
NCUA Guaranteed Notes Series A4
16,200,000	3.000	06/12/19	16,015,370

			105,174,447

Sequential Floating Rate(b) — 0.3%
FNMA REMIC Series 1988-12, Class A
192,202	4.041	02/25/18	203,492
NCUA Guaranteed Notes Series 2010-R1, Class 1A
7,675,318	0.635	10/07/20	7,692,707

			7,896,199

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$396,734,367

Federal Agencies — 11.5%
Adjustable Rate FHLMC(b) — 0.6%
$155,611	3.761%	05/01/18	$159,195
84,477	4.544	10/01/25	87,292
973,868	2.782	11/01/34	1,021,615
6,039,458	2.561	06/01/35	6,328,428
802,953	5.038	05/01/36	854,016
176,362	5.966	10/01/36	183,607
189,282	5.568	11/01/36	201,821
5,861,325	6.298	09/01/37	6,247,807

			15,083,781

Adjustable Rate FNMA(b) — 4.2%
40,123	2.044	11/01/17	40,622
218,184	3.712	02/01/18	223,374
109,830	2.208	06/01/18	109,898
154,733	5.706	05/01/20	164,984
77,656	4.716	01/01/23	80,435
470,276	3.349	02/01/27	489,249
5,155,707	3.206	08/01/29	5,304,320
59,621	2.630	07/01/32	62,457
43,757	3.005	07/01/32	45,757
315,652	2.417	01/01/33	327,623
3,545,894	2.675	05/01/33	3,718,323
514,557	2.750	08/01/33	541,882
2,763,628	4.611	08/01/33	2,995,082
2,411,605	2.538	02/01/34	2,531,983
777,554	2.445	05/01/34	811,947
1,483,583	2.470	05/01/34	1,550,466
1,136,812	2.701	06/01/34	1,190,801
795,154	2.732	10/01/34	831,040
1,317,222	2.738	10/01/34	1,372,306

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate FNMA(b) — (continued)
$2,093,159	2.256%	02/01/35	$2,178,106
318,729	2.343	02/01/35	331,732
542,567	2.423	03/01/35	566,158
3,556,278	2.470	03/01/35	3,717,864
3,383,502	2.069	04/01/35	3,504,763
6,755,280	2.181	04/01/35	7,027,524
2,328,898	2.595	04/01/35	2,436,768
998,058	2.193	05/01/35	1,038,335
618,489	2.275	05/01/35	642,274
11,621,777	2.514	07/01/35	12,092,866
3,681,255	2.599	08/01/35	3,871,006
2,417,596	2.430	10/01/35	2,524,328
4,199,646	2.496	03/01/36	4,396,769
1,356,130	2.594	04/01/36	1,388,185
3,413,720	2.675	04/01/36	3,588,908
2,122,686	2.766	06/01/36	2,180,464
4,167,138	5.729	06/01/36	4,377,629
3,658,358	2.795	07/01/36	3,762,446
59,634	4.730	07/01/36	63,585
5,640,858	5.916	09/01/36	5,878,840
374,167	5.537	11/01/36	396,130
306,977	5.573	11/01/36	326,674
9,044,093	2.702	04/01/37	9,397,591
5,608,054	5.406	07/01/37	5,965,332
9,390,909	5.160	11/01/38	9,798,648
216,900	5.789	12/01/46	228,115

			114,073,589

Adjustable Rate GNMA(b) — 0.5%
3,306,083	1.875	05/20/34	3,409,073
756,807	2.500	05/20/34	780,560
1,405,284	2.500	07/20/34	1,451,358
800,556	2.625	08/20/34	826,986
3,729,939	2.500	09/20/34	3,852,232
2,039,491	2.625	09/20/34	2,106,904
818,826	1.750	10/20/34	844,663
1,202,999	1.750	12/20/34	1,239,004

			14,510,780

FHLMC — 0.3%
1,707	7.000	12/01/12	1,713
17,054	6.500	01/01/13	17,656
20,731	6.500	04/01/13	21,294
56,879	6.500	05/01/13	59,225
20,997	6.500	06/01/13	21,934
13,627	6.500	10/01/13	14,233
528,770	4.500	10/01/14	564,103
349,789	4.000	11/01/14	369,688
445,350	4.000	03/01/15	469,590
3,253,967	4.500	03/01/15	3,367,754
246,263	4.500	08/01/15	262,690
40,748	8.500	10/01/15	43,906
233,396	8.000	12/01/15	252,235
10,561	7.000	03/01/16	11,476
2,462,710	5.500	01/01/20	2,669,924
812,074	7.000	04/01/22	943,228
17,484	4.500	05/01/23	18,538
34,490	7.500	01/01/31	38,870
16,551	6.000	06/01/36	18,242

			9,166,299

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — 5.8%
$107	7.000%	07/01/11	$108
537,359	5.500	01/01/13	555,666
15,781	6.000	01/01/14	17,225
50,417	6.000	03/01/14	55,030
11,662	5.500	04/01/14	12,648
328,668	4.000	01/01/15	338,787
117,319	4.500	01/01/15	121,602
2,570	8.500	09/01/15	2,583
91,011	8.500	10/01/15	94,750
12,779	8.500	12/01/15	13,645
9,000,000	3.660	01/01/18	9,266,595
11,565	5.500	01/01/18	12,533
7,763,450	2.800	03/01/18	7,655,773
6,860,000	3.840	05/01/18	7,080,686
402,145	5.500	07/01/18	435,793
214,121	5.500	08/01/18	232,037
437,735	5.500	09/01/18	474,593
60,734	5.500	12/01/18	65,815
26,802	5.500	01/01/19	29,111
49,598	5.500	03/01/19	53,872
16,196	5.500	08/01/19	17,570
14,784	5.000	09/01/19	15,964
58,924	7.000	11/01/19	67,492
4,981,672	3.416	10/01/20	4,888,278
7,172,860	3.375	11/01/20	7,013,016
3,786,518	3.632	12/01/20	3,761,420
8,277,746	5.500	09/01/23	8,982,385
1,574,998	5.500	10/01/23	1,714,410
11,423	7.000	12/01/24	13,036
2,046	7.000	07/01/27	2,357
3,121	7.000	08/01/27	3,562
4,675	7.000	10/01/28	5,335
3,883	7.000	01/01/29	4,431
2,536	7.000	11/01/29	2,894
136,079	8.000	02/01/31	154,546
3,171	7.000	04/01/31	3,620
18,870	7.000	05/01/32	21,459
12,089	7.000	06/01/32	13,748
6,532	7.000	08/01/32	7,428
2,114,576	6.000	03/01/33	2,348,502
4,311,212	6.500	04/01/33	4,895,415
4,506	7.000	04/01/34	5,132
10,753,257	6.000	04/01/35	11,887,943
1,782	6.000	11/01/35	1,968
95,000	8.500	09/01/37	109,367
1,151,058	7.500	10/01/37	1,323,325
107,278	4.000	02/01/40	107,590
3,987,045	3.500	02/01/41	3,817,676
1,993,495	3.500	03/01/41	1,908,812
78,000,000	3.500	TBA — 15yr(e)	79,413,750

			159,031,283

GNMA — 0.1%
5,002	9.000	07/15/12	5,028
847,794	5.500	07/15/20	920,075
343,735	6.000	11/15/38	384,151

			1,309,254

TOTAL FEDERAL AGENCIES			$313,174,986

TOTAL MORTGAGE-BACKED OBLIGATIONS			$709,909,353

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal	Interest		Maturity
Amount	Rate		Date	Value
Agency Debentures — 21.6%
FHLB
$8,130,000	5.000%		09/09/11	$8,203,162
67,200,000	1.750		12/14/12	68,438,032
12,000,000	4.875		12/14/12	12,759,870
83,200,000	3.750		09/09/16	89,315,516
37,000,000	3.875		12/14/18	39,219,482
13,400,000	5.375		05/15/19	15,486,353
26,355,000	4.125		03/13/20	27,713,605
FHLMC
13,900,000	4.500		01/15/13	14,762,735
66,000,000	0.141	(b)	06/03/13	65,974,300
41,000,000	0.135	(b)	06/17/13	40,983,690
44,200,000	1.375		02/25/14	44,784,426
132,800,000	1.000		07/30/14	132,639,445
FNMA(d)
28,400,000	0.000		07/05/14	27,437,586
Small Business Administration
101,588	7.200		06/01/17	113,239
257,221	6.300		05/01/18	281,890
179,022	6.300		06/01/18	196,516

TOTAL AGENCY DEBENTURES				$588,309,847

Government Guarantee Obligations(f) — 14.6%
Ally Financial, Inc.
$80,000,000	1.750%		10/30/12	$81,425,184
92,200,000	2.200		12/19/12	94,572,582
Citigroup Funding, Inc.
10,700,000	1.875		10/22/12	10,908,998
21,800,000	1.875		11/15/12	22,238,280
General Electric Capital Corp.
51,000,000	0.450	(b)	03/12/12	51,142,239
37,000,000	2.125		12/21/12	37,914,266
20,400,000	2.625		12/28/12	21,058,600
Morgan Stanley & Co.(b)
25,000,000	1.104		12/01/11	25,099,725
United States Central Federal Credit Union
29,700,000	1.900		10/19/12	30,279,076
Western Corporate Federal Credit Union
21,300,000	1.750		11/02/12	21,684,410

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS				$396,323,360

U.S. Treasury Obligations — 32.1%
United States Treasury Inflation Protected Securities
$12,506,000	3.000%		07/15/12	$13,059,015
United States Treasury Notes
60,000,000	0.375		08/31/12	60,077,399
280,800,000	0.375		10/31/12	281,075,184
58,900,000	1.375		01/15/13	59,801,754
58,300,000	0.625		01/31/13	58,523,295
148,200,000	0.750	(g)	03/31/13	149,077,048
200,300,000	0.625		04/30/13	200,989,036
49,000,000	1.500		06/30/16	48,400,730
3,500,000	3.125		05/15/21	3,490,165

TOTAL U.S. TREASURY OBLIGATIONS				$874,493,626

	Exercise	Expiration
Contracts	Rate	Date	Value
Options Purchased — 0.4%
Interest Rate Swaptions
Citibank NA Put - OTC — 5 year Interest Rate Swap Strike Price 2.605
$56,300,000	2.605%	02/21/12	$1,042,906
Citibank NA Call - OTC — 5 year Interest Rate Swap Strike Price 2.605
56,300,000	2.605	02/21/12	805,732
Citibank NA Put - OTC — 5 year Interest Rate Swap Strike Price 2.675
56,300,000	2.675	02/21/12	1,158,783
Citibank NA Call - OTC — 5 year Interest Rate Swap Strike Price 2.675
56,300,000	2.675	02/21/12	734,744
Citibank NA Put - OTC — 10 year Interest Rate Swap Strike Price 3.595
39,300,000	3.595	02/24/12	1,207,805
Citibank NA Call - OTC — 10 year Interest Rate Swap Strike Price 3.595
39,300,000	3.595	02/24/12	1,165,828
Citibank NA Put - OTC — 10 year Interest Rate Swap Strike Price 3.560
19,800,000	3.560	06/15/12	583,497
Citibank NA Call - OTC — 10 year Interest Rate Swap Strike Price 3.560
19,800,000	3.560	06/15/12	873,899
Deutsche Bank Securities, Inc. Put - OTC — 30 year Interest Rate Swap Strike Price 4.080
13,000,000	4.080	06/25/12	702,026
Deutsche Bank Securities, Inc. Call - OTC — 30 year Interest Rate Swap Strike Price 4.080
13,000,000	4.080	06/25/12	1,163,151
Morgan Stanley Capital Services, Inc. Put - OTC — 30 year Interest Rate Swap Strike Price 4.260
21,800,000	4.260	02/21/12	1,340,837
Morgan Stanley Capital Services, Inc. Call - OTC — 30 year Interest Rate Swap Strike Price 4.260
21,800,000	4.260	02/21/12	1,162,731

TOTAL OPTIONS PURCHASED — 0.4%			$11,941,939

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT			$2,580,978,125

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(h) — 8.0%
Repurchase Agreement — 8.0%
Joint Repurchase Agreement Account II
$216,200,000	0.077%	07/01/11	$216,200,000

TOTAL INVESTMENTS — 102.8%			$2,797,178,125

LIABILITIES IN EXCESS OF OTHER ASSETS — (2.8)%			(75,959,011)

NET ASSETS — 100.0%			$2,721,219,114

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(b) Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

(c) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $44,246,175, which represents approximately 1.6% of net assets as of June 30, 2011.

(d) Issued with zero coupon and interest rate is contingent upon LIBOR reaching a predetermined level.

(e) TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $79,413,750 which represents approximately 2.9% of net assets as of June 30, 2011.

(f) Guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(g) A portion of this security is segregated as collateral for initial margin requirements on futures transactions.

(h) Joint repurchase agreement was entered into on June 30, 2011. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviations:
ACES	— Alternative Credit Enhancement Securities
FDIC	— Federal Deposit Insurance Corp.
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
NCUA	— National Credit Union Administration
OTC	— Over the Counter
REMIC	— Real Estate Mortgage Investment Conduit

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At June 30, 2011, the Fund had the following forward sales contracts:

	Interest	Maturity	Settlement	Principal
Description	Rate	Date(e)	Date	Amount	Value

FNMA	3.500%	TBA — 30yr	07/14/11	$(2,000,000)	$(1,912,969)
FNMA	3.500	TBA — 30yr	08/11/11	(3,000,000)	(2,861,484)

TOTAL (Proceeds Receivable: $4,835,000)					$(4,774,453)

FUTURES CONTRACTS — At June 30, 2011, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Eurodollars	33	September 2011	$8,221,537	$338
Eurodollars	33	December 2011	8,215,350	338
Eurodollars	33	March 2012	8,209,988	(487)
Eurodollars	33	June 2012	8,199,263	(3,787)
Eurodollars	33	September 2012	8,182,350	(8,737)
Eurodollars	33	December 2012	8,161,725	(12,449)
Eurodollars	33	March 2013	8,141,100	(16,574)
Eurodollars	33	June 2013	8,119,238	(19,049)
Ultra Long U.S. Treasury Bonds	183	September 2011	23,103,750	(208,651)
2 Year U.S. Treasury Notes	9,840	September 2011	2,158,342,500	2,263,743
5 Year U.S. Treasury Notes	(1,542)	September 2011	(183,799,173)	(146,862)
10 Year U.S. Treasury Notes	(1,429)	September 2011	(174,806,891)	1,443,121
30 Year U.S. Treasury Bonds	(547)	September 2011	(67,298,094)	1,128,029

TOTAL				$4,418,973

SWAP CONTRACTS — At June 30, 2011, the Fund had outstanding swap contracts with the following terms:

INTEREST RATE SWAP CONTRACTS

				Rates Exchanged			Upfront
	Notional			Payments	Payments		Payments
	Amount		Termination	Received by	Made by	Market	Made (Received)	Unrealized
Counterparty	(000s)		Date	the Fund	the Fund	Value	by the Fund	Gain (Loss)

Bank of America Securities LLC	$54,600	(a)	11/23/14	3 month LIBOR	2.116%	$(231,347)	$—	$(231,347)
	31,000		11/02/16	3 month LIBOR	1.780	501,626	—	501,626
	48,700	(a)	11/23/19	3.587%	3 month LIBOR	124,251	—	124,251
	4,700	(a)	07/01/24	4.479	3 month LIBOR	(25,650)	—	(25,650)
	17,500	(a)	11/23/27	3 month LIBOR	4.206	57,356	—	57,356
	5,500	(a)	05/15/37	3 month LIBOR	3.962	117,884	—	117,884
	2,600	(a)	07/01/44	3 month LIBOR	4.595	19,200	—	19,200
Deutsche Bank Securities, Inc.	13,700	(a)	12/21/16	2.500	3 month LIBOR	81,941	259,248	(177,307)
JPMorgan Securities, Inc.	185,600		12/31/12	3 month LIBOR	0.943	(1,489,686)	—	(1,489,686)
	145,200	(a)	06/30/13	3 month LIBOR	0.750	(2,355)	(88,036)	85,681
	52,000		11/02/16	3 month LIBOR	1.780	841,415	2,670	838,745
	39,000		11/02/18	3 month LIBOR	2.310	1,047,810	8,258	1,039,552
	28,600	(a)	12/21/18	3.250	3 month LIBOR	520,802	871,166	(350,364)
	28,600	(a)	12/21/18	3 month LIBOR	3.250	(520,802)	(853,619)	332,817
Morgan Stanley Capital Services, Inc.	160,400	(a)	06/30/13	3 month LIBOR	0.750	(2,602)	(97,877)	95,275
	138,300	(a)	12/21/13	1.250	3 month LIBOR	604,121	819,082	(214,961)
	138,300	(a)	12/21/13	3 month LIBOR	1.250	(604,122)	(805,599)	201,477
	123,900	(a)	12/21/14	3 month LIBOR	1.750	(875,994)	(1,188,147)	312,153
	10,300	(a)	04/08/24	4.820	3 month LIBOR	278,451	—	278,451
	7,700	(a)	06/24/24	4.350	3 month LIBOR	(116,017)	—	(116,017)
	7,100	(a)	07/01/24	4.440	3 month LIBOR	(60,303)	—	(60,303)
	7,000	(a)	05/15/37	3 month LIBOR	3.967	144,784	—	144,784
	5,800	(a)	04/08/44	3 month LIBOR	4.845	(213,029)	—	(213,029)
	4,200	(a)	06/24/44	3 month LIBOR	4.473	109,153	—	109,153
	3,900	(a)	07/01/44	3 month LIBOR	4.560	49,906	—	49,906

TOTAL						$356,793	$(1,072,854)	$1,429,647

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2011.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

WRITTEN OPTIONS CONTRACTS — For the period ended June 30, 2011, the Fund had the following written swaptions activity:

	Notional
	Amount	Premiums
	(000s)	Received

Contracts Outstanding March 31, 2011	$68,000	$(740,350)

Contracts Written	221,000	(2,064,755)
Contracts Bought to Close	(161,500)	1,598,478
Contracts Expired	(127,500)	1,206,627

Contracts Outstanding June 30, 2011	$—	$—

TAX INFORMATION — At June 30, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$2,755,089,265

Gross unrealized gain	44,344,402
Gross unrealized loss	(2,255,542)

Net unrealized security gain	$42,088,860

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND
Schedule of Investments
June 30, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — 25.9%
Collateralized Mortgage Obligations — 14.8%
Adjustable Rate Non-Agency(a) — 0.5%
Bank of America Mortgage Securities Series 2002-J, Class A2
$12,391	3.809%	09/25/32	$11,296
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-05, Class 1A1
49,782	2.848	08/25/33	46,049
Countrywide Home Loan Mortgage Pass-Through Trust Series 2003-37, Class 1A1
31,658	3.321	08/25/33	25,372
CS First Boston Mortgage Securities Corp. Series 2003-AR9, Class 2A2
748,497	2.463	03/25/33	642,506
Sequoia Mortgage Trust Series 2004-10, Class A3A
1,266,233	0.765	11/20/34	1,092,542

			1,817,765

Interest Only(b) — 0.0%
FHLMC REMIC Series 2586, Class NX
88,497	4.500	08/15/16	433
FNMA REMIC Series 1990-145, Class B
930	1,004.961	12/25/20	18,321

			18,754

Planned Amortization Class — 0.2%
FHLMC REMIC Series 2113, Class TE
469,011	6.000	01/15/14	489,523
FNMA REMIC Series 1993-225, Class WC
302,055	6.500	12/25/13	316,196

			805,719

Regular Floater(a) — 10.3%
Collateralized Mortgage Securities Corp. Series N, Class 2
112,045	0.857	08/25/17	112,488
FDIC Structured Sale Guaranteed Notes Series 2010-S1, Class 1A(c)
2,104,084	0.736	02/25/48	2,101,796
FHLMC REMIC Series 1826, Class F
93,046	0.588	09/15/21	93,143
FNMA REMIC Series 1990-145, Class A
378,262	1.239	12/25/20	376,395
FNMA REMIC Series 1997-20, Class F
790,906	0.774	03/25/27	793,157
FNMA REMIC Series 1998-66, Class FC
189,027	0.685	11/17/28	190,567
NCUA Guaranteed Notes Series 2010-A1, Class A
1,042,155	0.535	12/07/20	1,044,119
NCUA Guaranteed Notes Series 2010-R2, Class 1A
2,119,971	0.555	11/06/17	2,121,959
NCUA Guaranteed Notes Series 2011-A1
2,700,000	0.206	06/12/13	2,700,000
NCUA Guaranteed Notes Series 2011-R1, Class 1A
1,330,026	0.635	01/08/20	1,332,052
NCUA Guaranteed Notes Series 2011-R2, Class 1A
3,822,943	0.585	02/06/20	3,826,377
NCUA Guaranteed Notes Series 2011-R3, Class 1A
4,248,540	0.585	03/11/20	4,255,510
NCUA Guaranteed Notes Series 2011-R4, Class 1A
7,182,521	0.565	03/06/20	7,187,571
NCUA Guaranteed Notes Series 2011-R5, Class 1A
7,338,417	0.565	04/06/20	7,343,864
NCUA Guaranteed Notes Series 2011-R6, Class 1A
7,095,745	0.565	05/07/20	7,101,288

			40,580,286

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Sequential Fixed Rate — 2.9%
FHLMC Multifamily Structured Pass-Through Certificates Series K011, Class A2
$1,500,000	4.084%	11/25/20	$1,532,707
First Nationwide Trust Series 2001-4, Class 1A1
40,213	6.750	09/21/31	40,512
FNMA ACES Series 2009-M2, Class A2
3,250,000	3.334	01/25/19	3,377,720
FNMA REMIC Series 2009-70, Class AL
5,571,673	5.000	08/25/19	6,011,417
NCUA Guaranteed Notes Series 2010-R1, Class 2A
369,638	1.840	10/07/20	373,103

			11,335,459

Sequential Floating Rate(a) — 0.9%
FHLMC Multifamily Structured Pass-Through Certificates Series K701, Class A2
2,250,000	3.882	11/25/17	2,352,335
NCUA Guaranteed Notes Series 2010-R1, Class 1A
1,249,470	0.635	10/07/20	1,252,301

			3,604,636

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$58,162,619

Federal Agencies — 11.1%
Adjustable Rate FHLMC(a) — 1.2%
$52,670	2.758%	08/01/16	$53,531
81,003	3.693	08/01/18	84,228
51,143	3.390	11/01/18	52,625
336,198	4.341	11/01/18	345,038
20,991	3.293	02/01/19	21,624
53,687	2.736	03/01/19	54,837
35,314	3.557	03/01/19	36,643
49,231	2.972	06/01/19	50,208
36,624	3.373	07/01/19	37,905
829,470	3.639	11/01/19	862,112
670,456	6.876	11/01/19	714,874
60,259	3.328	01/01/20	61,618
78,604	2.734	05/01/21	80,624
18,101	5.975	01/01/25	18,870
49,581	2.793	10/01/26	50,504
706,164	5.347	08/01/28	752,947
340,263	2.533	05/01/29	350,529
49,134	4.194	06/01/29	53,249
72,239	2.821	04/01/30	74,660
73,796	4.343	06/01/30	79,976
204,546	2.696	12/01/30	211,962
52,851	2.819	02/01/31	54,700
14,879	3.766	06/01/31	15,590
501,804	4.417	05/01/35	532,166

			4,651,020

Adjustable Rate FNMA(a) — 1.9%
219,358	6.750	04/01/17	227,503
36,683	4.258	08/01/17	37,766
128,933	2.748	09/01/17	131,865
79,886	2.750	09/01/17	82,535
39,637	3.000	12/01/17	40,443

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate FNMA(a) — (continued)
$29,179	4.875%	12/01/17	$31,404
80,599	2.839	03/01/18	82,342
199,580	2.911	03/01/18	203,991
938,587	2.943	07/01/18	959,591
48,036	2.128	10/01/18	48,620
98,088	2.746	10/01/18	100,316
40,156	2.752	10/01/18	41,059
109,444	2.780	10/01/18	111,240
121,235	2.845	01/01/19	123,935
431,901	4.017	04/01/19	457,583
28,964	5.921	04/01/19	30,301
219,512	2.439	05/01/19	226,098
837,267	2.826	05/01/19	856,884
116,913	6.184	07/01/19	124,659
346,448	4.297	08/01/19	369,815
311,993	5.706	05/01/20	332,663
413,574	2.851	06/01/20	423,223
28,867	6.534	02/01/22	30,779
92,693	2.912	05/20/22	96,395
329,271	2.388	02/01/23	339,672
5,406	6.219	12/01/23	5,662
475,639	2.459	01/01/24	487,054
519,210	2.300	03/01/24	531,419
431,786	2.952	06/20/24	447,258
28,076	4.437	08/01/24	29,326
135,497	5.095	01/01/25	144,474
33,224	3.807	06/01/27	34,271
21,263	4.250	12/01/27	23,044
48,716	4.535	01/01/28	52,796
30,169	2.734	06/01/29	31,172
20,255	2.872	06/01/29	20,878
23,722	4.026	05/01/36	25,570
136,849	1.695	06/01/40	137,492
11,964	1.495	02/01/41	11,953

			7,493,051

Adjustable Rate GNMA(a) — 2.2%
7,309,232	2.500	08/20/34	7,548,491
914,342	2.625	08/20/34	944,529

			8,493,020

FHLMC — 1.5%
69,111	6.500	03/01/13	72,195
27,072	6.500	04/01/13	27,808
30,902	6.500	05/01/13	32,281
70,818	6.500	06/01/13	73,475
674,514	8.000	12/01/15	728,960
497,528	5.500	01/01/20	539,390
253,280	7.000	04/01/21	294,007
148,431	7.000	08/01/21	172,295
1,389,852	7.000	03/01/22	1,614,236
404,020	7.000	05/01/22	469,211
1,549,247	7.000	06/01/22	1,799,342
17,484	4.500	05/01/23	18,538
21,635	7.000	12/01/25	24,972

			5,866,710

FNMA — 4.3%
12,810	6.000	09/01/11	12,857
104,973	6.500	04/01/12	107,112
241,313	6.000	05/01/12	249,048
66,890	6.500	05/01/12	68,496
143,518	6.000	06/01/12	148,606

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$65,236	6.500%	06/01/12	$66,918
1,315,700	5.500	01/01/13	1,360,524
321,052	8.000	01/01/16	347,367
513,378	7.000	03/01/17	569,980
97,507	7.000	05/01/17	108,258
1,300,000	3.660	01/01/18	1,338,508
1,094,846	2.800	03/01/18	1,079,660
3,606,437	5.500	03/01/18	3,908,194
319,586	5.500	04/01/18	346,326
740,000	3.840	05/01/18	763,806
3,379	5.000	08/01/19	3,652
14,686	5.000	09/01/19	15,869
14,884	5.000	11/01/19	16,086
45,970	5.000	01/01/20	49,682
797,067	3.416	10/01/20	782,124
1,095,854	3.375	11/01/20	1,071,433
597,871	3.632	12/01/20	593,908
133,324	7.000	07/01/21	154,811
240,561	7.000	11/01/21	279,393
111,295	7.000	12/01/21	129,246
226,867	7.000	01/01/22	263,297
50,315	7.000	02/01/22	58,409
176,556	7.000	01/01/28	201,494
159,575	6.500	04/01/33	181,199
182,690	5.000	01/01/37	194,390
287,334	5.000	03/01/38	305,455
35,759	4.000	02/01/40	35,864
2,000,000	3.500	TBA — 15yr(d)	2,036,250

			16,848,222

GNMA — 0.0%
41,175	7.000	12/15/25	47,765
89,930	7.000	04/15/26	104,507

			152,272

TOTAL FEDERAL AGENCIES			$43,504,295

TOTAL MORTGAGE-BACKED OBLIGATIONS			$101,666,914

Agency Debentures — 8.6%
FHLB
$8,000,000	3.875%	12/14/18	$8,479,888
1,900,000	5.375	05/15/19	2,195,826
FHLMC(a)
10,000,000	0.141	06/03/13	9,996,106
5,000,000	0.135	06/17/13	4,998,011
FNMA
6,000,000	0.000 (e)	08/08/11	5,999,874
1,900,000	3.000	07/28/14	1,903,727

TOTAL AGENCY DEBENTURES			$33,573,432

Asset-Backed Securities — 16.0%
Auto — 3.1%
Ally Master Owner Trust Series 2010-1, Class A(a)(c)
$6,500,000	1.937%	01/15/15	$6,626,192
Ford Credit Auto Owner Trust Series 2009-B, Class A3
5,303,054	2.790	08/15/13	5,350,829

			11,977,021

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Asset-Backed Securities — (continued)
Credit Card(a)(c) — 1.6%
Penarth Master Issuer PLC Series 2011-1A, Class A1
$2,300,000	0.850%	05/18/15	$2,298,700
World Financial Network Credit Card Master Trust Series 2006-A, Class A
4,200,000	0.317	02/15/17	4,153,469

			6,452,169

Home Equity(c) — 0.3%
AH Mortgage Advance Trust Series SART-1, Class A1
1,300,000	2.630	05/10/42	1,303,250

Student Loan(a) — 11.0%
Access Group, Inc. Series 2002-1, Class A2
3,813,231	0.427	09/25/25	3,805,410
Access Group, Inc. Series 2005-2, Class A1
396,874	0.359	08/22/17	396,651
Brazos Higher Education Authority, Inc. Series 2005-2, Class A9
3,066,411	0.347	12/26/17	3,039,243
Brazos Higher Education Authority, Inc. Student Loan Revenue Series 2004 I-A-2
4,022,515	0.407	06/27/22	3,992,657
Brazos Higher Education Authority, Inc. Student Loan Revenue Series 2005 I-A-2
2,882,250	0.327	12/26/18	2,857,174
College Loan Corp. Trust Series 2004-1, Class A3
7,139,885	0.434	04/25/21	7,133,612
College Loan Corp. Trust Series 2005-1, Class A2
5,000,000	0.374	07/25/24	4,983,517
College Loan Corp. Trust Series 2005-2, Class A2
1,331,919	0.388	10/15/21	1,326,518
Collegiate Funding Services Education Loan Trust I Series 2003-A, Class A2
409,228	0.546	09/28/20	409,227
Education Funding Capital Trust I Series 2003-3, Class A3
6,149,446	0.517	03/16/20	6,133,566
Education Funding Capital Trust I Series 2004-1, Class A2
2,630,049	0.407	12/15/22	2,605,034
Pennsylvania State Higher Education Assistance Agency Series 2009-2 Class A-1
2,311,831	0.874	04/25/19	2,312,668
SLM Student Loan Trust Series 2004-9, Class A4
1,376,073	0.404	04/25/17	1,375,652
SLM Student Loan Trust Series 2006-1, Class A3
933,599	0.314	10/25/16	933,418
SLM Student Loan Trust Series 2006-5, Class A3
1,417,158	0.304	10/25/19	1,415,697
SLM Student Loan Trust Series 2008-6, Class A1
485,767	0.674	10/27/14	485,910

			43,205,954

TOTAL ASSET-BACKED SECURITIES			$62,938,394

Government Guarantee Obligations(f) — 22.7%
Ally Financial, Inc.
$20,700,000	2.200%	12/19/12	$21,232,673
Bank of America Corp.(a)
13,400,000	0.447	06/22/12	13,436,099
Citigroup Funding, Inc.
8,600,000	0.603 (a)	04/30/12	8,629,610
10,000,000	1.875	11/15/12	10,201,046

Principal	Interest		Maturity
Amount	Rate		Date	Value
Government Guarantee Obligations(f) – (continued)
General Electric Capital Corp.
$9,400,000	0.450	%(a)	03/12/12	$9,426,217
2,000,000	0.247	(a)	12/21/12	2,001,644
6,000,000	2.625		12/28/12	6,193,706
Morgan Stanley & Co.(a)
8,500,000	0.547		02/10/12	8,519,516
3,800,000	0.597		06/20/12	3,816,465
United States Central Federal Credit Union
1,500,000	1.900		10/19/12	1,529,246
Western Corporate Federal Credit Union
4,300,000	1.750		11/02/12	4,377,604

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS				$89,363,826

U.S. Treasury Obligations — 25.8%
United States Treasury Bills(e)
$47,900,000	0.000%		09/08/11	$47,899,083
11,400,000	0.000		09/22/11	11,399,211
United States Treasury Inflation Protected Securities
1,750,840	3.000		07/15/12	1,828,262
United States Treasury Notes
31,200,000	1.000	(g)	03/31/12	31,391,256
2,300,000	0.750		03/31/13	2,313,611
3,200,000	0.625		04/30/13	3,211,008
2,400,000	1.500		06/30/16	2,370,648
1,000,000	3.125		05/15/21	997,190

TOTAL U.S. TREASURY OBLIGATIONS				$101,410,269

	Exercise		Expiration
Contracts	Rate		Date	Value
Options Purchased — 0.3%
Interest Rate Swaptions
Deutsche Bank Securities, Inc. Call - OTC — 30 year Interest Rate Swap Strike Price 4.080
$4,000,000	4.080%		06/25/12	$536,839
Deutsche Bank Securities, Inc. Put - OTC — 30 year Interest Rate Swap Strike Price 4.080
4,000,000	4.080		06/25/12	324,012
Morgan Stanley Capital Services, Inc. Call - OTC — 30 year Interest Rate Swap Strike Price 4.260
7,000,000	4.260		02/21/12	176,010
Morgan Stanley Capital Services, Inc. Put - OTC — 30 year Interest Rate Swap Strike Price 4.260
7,000,000	4.260		02/21/12	202,971

TOTAL OPTIONS PURCHASED — 0.3%				$1,239,832

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT				$390,192,667

Principal	Interest		Maturity
Amount	Rate		Date	Value
Short-term Investment(h) — 1.8%
Repurchase Agreement — 1.8%
Joint Repurchase Agreement Account II
$7,200,000	0.077%		07/01/11	$7,200,000

TOTAL INVESTMENTS — 101.1%				$397,392,667

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.1)%				(4,261,877)

NET ASSETS — 100.0%				$393,130,790

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011.

(b) Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(c) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $16,483,407, which represents approximately 4.2% of net assets as of June 30, 2011.

(d) TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $2,036,250 which represents approximately 0.5% of net assets as of June 30, 2011.

(e) Issued with a zero coupon. Income is recognized through the accretion of discount.

(f) Guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(g) All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(h) Joint repurchase agreement was entered into on June 30, 2011. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviations:
ACES	— Alternative Credit Enhancement Securities
FDIC	— Federal Deposit Insurance Corp.
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
NCUA	— National Credit Union Administration
OTC	— Over the Counter
REMIC	— Real Estate Mortgage Investment Conduit

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2011, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Eurodollars	377	September 2011	$93,924,837	$51,603
Eurodollars	404	December 2011	100,575,800	(10,971)
Eurodollars	1	March 2012	248,788	(15)
Eurodollars	1	June 2012	248,463	(115)
Eurodollars	1	September 2012	247,950	(265)
Eurodollars	1	December 2012	247,325	(377)
Eurodollars	1	March 2013	246,700	(502)
Eurodollars	1	June 2013	246,038	(577)
Ultra Long U.S. Treasury Bonds	22	September 2011	2,777,500	(43,876)
2 Year U.S. Treasury Notes	556	September 2011	121,955,125	(83,235)
5 Year U.S. Treasury Notes	(115)	September 2011	(13,707,461)	33,025
10 Year U.S. Treasury Notes	(108)	September 2011	(13,211,438)	114,877
30 Year U.S. Treasury Bonds	(99)	September 2011	(12,180,094)	182,573

TOTAL				$242,145

SWAP CONTRACTS — At June 30, 2011, the Fund had outstanding swap contracts with the following terms:

INTEREST RATE SWAP CONTRACTS

				Rates Exchanged			Upfront
	Notional			Payments	Payments		Payments
	Amount		Termination	Received by	Made by	Market	Made (Received)	Unrealized
Counterparty	(000s)		Date	the Fund	the Fund	Value	by the Fund	Gain (Loss)

Bank of America Securities LLC	$9,300	(a)	11/23/14	3 month LIBOR	2.116%	$(39,405)	$—	$(39,405)
	6,100		10/27/16	3 month LIBOR	3.263	(383,284)	—	(383,284)
	8,300	(a)	11/23/19	3.587%	3 month LIBOR	21,176	—	21,176
	3,000	(a)	11/23/27	3 month LIBOR	4.206	9,832	—	9,832
Deutsche Bank Securities, Inc.	400	(a)	12/21/16	2.500	3 month LIBOR	2,392	7,569	(5,177)
	3,200	(a)	12/21/26	3 month LIBOR	4.00000	(33,282)	(101,986)	68,704
JPMorgan Securities, Inc.	119,000		12/31/12	3 month LIBOR	0.943	(955,133)	—	(955,133)
	22,100	(a)	06/30/13	3 month LIBOR	0.750	(358)	(13,399)	13,041
	20,300	(a)	12/21/13	3 month LIBOR	1.250	(88,674)	(130,027)	41,353
	10,100		10/21/16	3 month LIBOR	3.184	(599,460)	—	(599,460)
	8,000		10/05/18	3 month LIBOR	3.242	(331,402)	—	(331,402)
	1,200	(a)	12/21/18	3 month LIBOR	3.250	(21,852)	(35,816)	13,964
	7,000	(a)	12/21/18	3.250	3 month LIBOR	127,469	193,577	(66,108)
	4,000	(a)	12/21/21	3.500	3 month LIBOR	3,017	57,643	(54,626)
Morgan Stanley Capital Services, Inc.	24,200	(a)	06/30/13	3 month LIBOR	0.750	(392)	(14,767)	14,375
	20,900	(a)	12/21/13	1.250	3 month LIBOR	91,295	123,780	(32,485)
	20,900	(a)	12/21/13	3 month LIBOR	1.250	(91,295)	(121,742)	30,447
	2,500	(a)	12/21/18	3 month LIBOR	3.250	(45,525)	(76,246)	30,721
	4,900	(a)	07/01/24	4.440	3 month LIBOR	(41,617)	—	(41,617)
	2,700	(a)	07/01/44	3 month LIBOR	4.560	34,550	—	34,550

TOTAL						$(2,341,948)	$(111,414)	$(2,230,534)

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2011.

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)
WRITTEN OPTIONS CONTRACTS — For the period ended June 30, 2011, the Fund had the following written swaptions activity:

	Notional
	Amount	Premiums
	(000s)	Received

Contracts Outstanding March 31, 2011	$15,000	$(163,440)

Contracts Written	46,200	(388,660)
Contracts Bought to Close	(34,400)	319,845
Contracts Expired	(26,800)	232,255

Contracts Outstanding June 30, 2011	$—	$—

TAX INFORMATION — At June 30, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$392,749,057

Gross unrealized gain	5,801,486
Gross unrealized loss	(1,157,876)

Net unrealized security gain	$4,643,610

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS
Schedule of Investments (continued)
June 30, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. If accurate quotations are not readily available, or if Goldman Sachs Asset Management, L.P. (“GSAM”) believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the trustees. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
     Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) of the investment company on the valuation date.
     GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Funds’ NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.
Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar securities, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS
Schedule of Investments (continued)
June 30, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
     The following is a summary of the Funds’ investments and derivatives categorized in the fair value hierarchy as of June 30, 2011:
ENHANCED INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$427,061,337	$—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	3,787,114	6,065,344	—
Asset-Backed Securities	—	56,933,681	—
Foreign Debt Obligations	—	35,490,907	—
Government Guarantee Obligations	—	149,473,862	—
Short-term Investments	—	96,000,000	—

Total	$3,787,114	$771,025,131	$—

Derivative Type	Level 1	Level 2	Level 3

Assets
Futures Contracts*	$104,183	$—	$—
Interest Rate Swap Contracts	—	80,812	—
Credit Default Swap Contracts	—	92,383	—

Total	$104,183	$173,195	$—

Liabilities
Futures Contracts*	$(3,283,708)	$—	$—
Interest Rate Swap Contracts	—	(81,159)	—

Total	$(3,283,708)	$(81,159)	$—

GOVERNMENT INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Mortgage-Backed Obligations	$—	$470,980,639	$—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	147,122,988	100,720,197	—
Asset-Backed Securities	—	22,310,437	—
Government Guarantee Obligations	—	106,355,744	—
Municipal Debt Obligations	—	2,227,700	—
Short-term Investments	—	186,500,000	—

Total	$147,122,988	$889,094,717	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(51,151,172)	$—

Derivative Type	Level 1	Level 2	Level 3

Assets
Options Purchased	$—	$3,821,039	$—
Futures Contracts*	365,697	—	—
Interest Rate Swap Contracts	—	520,839	—

Total	$365,697	$4,341,878	$—

Liabilities
Futures Contracts*	$(955,170)	$—	$—
Interest Rate Swap Contracts	—	(898,978)	—

Total	$(955,170)	$(898,978)	$—

INFLATION PROTECTED SECURITIES

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$3,144,734	$—
U.S. Treasury Obligations	219,083,876	—	—
Government Guarantee Obligations	—	1,178,939	—
Short-term Investments	—	2,500,000	—

Total	$219,083,876	$6,823,673	$—

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS
Schedule of Investments (continued)
June 30, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

INFLATION PROTECTED SECURITIES — (continued)
Derivative Type	Level 1	Level 2	Level 3

Assets
Options Purchased	$—	$769,707	$—
Futures Contracts*	178,931	—	—
Interest Rate Swap Contracts	—	24,025	—

Total	$178,931	$793,732	$—

Liabilities
Futures Contracts*	$(244,328)	$—	$—
Interest Rate Swap Contracts	—	(24,223)	—

Total	$(244,328)	$(24,223)	$—

SHORT DURATION GOVERNMENT

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Mortgage-Backed Obligations	$—	$709,909,353	$—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	874,493,626	588,309,847	—
Government Guarantee Obligations	—	396,323,360	—
Short-term Investments	—	216,200,000	—

Total	$874,493,626	$1,910,742,560	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(4,774,453)	$—

Derivative Type	Level 1	Level 2	Level 3

Assets
Options Purchased	—	$11,941,939	$—
Futures Contracts*	4,835,569	—	—
Interest Rate Swap Contracts	—	4,498,700	—

Total	$4,835,569	$16,440,639	$—

Liabilities
Futures Contracts*	$(416,596)	$—	$—
Interest Rate Swap Contracts	—	(4,141,907)	—

Total	$(416,596)	$(4,141,907)	$—

ULTRA-SHORT DURATION GOVERNMENT

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Mortgage-Backed Obligations	$—	$101,666,914	$—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	101,410,269	33,573,432	—
Asset-Backed Securities	—	62,938,394	—
Government Guarantee Obligations	—	89,363,826	—
Short-term Investments	—	7,200,000	—

Total	$101,410,269	$294,742,566	$—

Derivative Type	Level 1	Level 2	Level 3

Assets
Options Purchased	$—	$1,239,832	$—
Futures Contracts*	382,078	—	—
Interest Rate Swap Contracts	—	289,731	—

Total	$382,078	$1,529,563	$—

Liabilities
Futures Contracts*	$(139,933)	$—	$—
Interest Rate Swap Contracts	—	(2,631,679)	—

Total	$(139,933)	$(2,631,679)	$—

* Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS
Schedule of Investments (continued)
June 30, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Investments in Derivatives — The Funds may make investments in derivative instruments, including, but not limited to options, futures, swaps, swaptions and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument.
     During the period ended June 30, 2011, the Funds entered into certain derivative contract types. These instruments were used to meet the Funds’ investment objectives and to obtain and/or manage exposure related to the risks below. The following tables set forth, by certain risk types, the gross value of these derivative contracts for trading activities as of June 30, 2011. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.
Enhanced Income

Risk	Assets	Liabilities

Interest rate	$184,995	$(3,364,867	)(a)

Credit	92,383	—

Total	$277,378	$(3,364,867)

Risk	Fund	Assets	Liabilities

Interest rate	Government Income	$4,707,575	$(1,854,148	)(a)

Interest rate	Inflation Protected Securities	972,663	(268,551	)(a)

Interest rate	Short Duration Government	21,276,208	(4,558,503	)(a)

Interest rate	Ultra-Short Duration Government	1,911,641	(2,771,612	)(a)

(a) Aggregate of amounts include $81,159, $898,978, $24,223, $4,141,907, and $2,631,679 for Enhanced Income, Government Income, Inflation Protected Securities, Short Duration Government and Ultra-Short Duration Government Funds, respectively, which represent the payments to be made pursuant to bilateral agreements should counterparties exercise their “right to terminate” provisions based on, among others, the Funds’ performance, their failure to pay on their obligations or failure to pledge collateral. Such amounts do not include incremental charges directly associated with the close-out of the agreements. They also do not reflect the fair value of any assets pledged as collateral which, through the daily margining process, substantially offsets the aforementioned amounts and for which the Funds are entitled to a full return.
Futures Contracts — Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds deposit cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset in unrealized gains or losses. The Funds recognize a realized gain or loss when a contract is closed or expires.
     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Futures contracts may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS
Schedule of Investments (continued)
June 30, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Options — When the Funds write call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current market value of the option written. Swaptions are options on interest rate swap contracts. Options on a futures contract may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. When a written option expires on its stipulated expiration date or the Funds enter into a closing purchase transaction, the Funds realize a gain or loss without regard to any unrealized gain or loss on the underlying future, swap, security or currency transaction, and the liability related to such option is extinguished. When a written call option is exercised, the Funds realize a gain or loss from the sale of the underlying future, swap, security or currency transaction, and the proceeds of the sale are increased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the future, swap, security or currency transaction that the Funds purchase upon exercise. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under written option contracts.
     Upon the purchase of a call option or a put option by the Funds, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current market value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied voluntary parameters at specified terms. If an option which the Funds have purchased expires on the stipulated expiration date, the Funds will realize a loss in the amount of the cost of the option. If the Funds enter into a closing sale transaction, the Funds will realize a gain or loss, depending on whether the sale proceeds for the closing sale transaction are greater or less than the cost of the option. If the Funds exercise a purchased put option, the Funds will realize a gain or loss from the sale of the underlying future, swap, security or currency transaction, and the proceeds from such sale will be decreased by the premium originally paid. If the Funds exercise a purchased call option, the cost of the future, swap, security or currency transaction which the Funds purchase upon exercise will be increased by the premium originally paid. Purchased over the counter options are subject to the risk that the counterparty may default on its obligations, which could result in a loss to the Funds.
Swap Contracts — Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upfront payments made and/or received by the Funds, are recorded as an asset and/or liability, and realized gains or losses are recognized ratably over the contract’s term/event, with the exception of forward starting interest rate swaps, whose realized gains or losses are recognized ratably from the effective start date. Periodic payments received or made on swap contracts are recorded as realized gains or losses. Gains or losses are realized upon termination of a swap contract and are recorded on the Statements of Operations.
     Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Funds and/or the termination value at the end of the contract. Therefore, GSAM considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk and elements of credit, legal and documentation risk in excess of amounts recognized in the Statements of Assets and Liabilities. The Funds may pay or receive cash as collateral on these contracts which is recorded as an asset and/or liability. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts. The Funds may invest in the following types of swaps:
     An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in specified prices, rates or indices for a specified amount of an underlying asset or notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.
     A credit default swap is an agreement that involves one party making a stream of payments to another party in exchange for the right to receive protection on a reference security or obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the reference security or obligation or to take a short position with respect to the likelihood of default. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.
     As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if the Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation may be less than the premium payments received. Upon the occurrence of a specified credit event, a Fund, as a seller of credit

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS
Schedule of Investments (continued)
June 30, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty.
     The maximum potential amount of future payments (undiscounted) that the Funds as sellers of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Funds bought credit protection.
Mortgage-Backed and Asset-Backed Securities — The Funds may invest in mortgage-backed and/or asset-backed securities. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real property. These securities may include mortgage pass-through securities, collateralized mortgage obligations, real estate mortgage investment conduit pass-through or participation certificates and stripped mortgage-backed securities. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Asset-backed securities also include home equity line of credit loans and other second-lien mortgages.
     The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers. Early repayment of principal on mortgage-backed or asset-backed securities may expose a Fund to the risk of earning a lower rate of return upon reinvestment of principal. Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral. In addition, while mortgage-backed and asset-backed securities may be supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers, if any, will meet their obligations.
     Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all of the interest payments (the interest-only, or ‘‘IO’’ and/or the high coupon rate with relatively low principal amount, or ‘‘IOette’’), and the other that receives substantially all of the principal payments (the principal-only, or ‘‘PO’’) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security through maturity. These adjustments are included in interest income. Payments received for PO’s are treated as a proportionate reduction to the cost basis of the securities and excess amounts are recorded as gains.
Mortgage Dollar Rolls — Certain Funds may enter into mortgage dollar rolls (“dollar rolls”) in which the Funds sell securities in the current month for delivery and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Funds treat dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving a sale.
     During the settlement period between sale and repurchase, the Funds will not be entitled to accrue interest and principal payments on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Funds may decline below the repurchase price of those securities. In the event the buyer of the securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Funds’ use of proceeds from the transaction may be restricted pending a determination by, or with respect to, the other counterparty.
Repurchase Agreements — The Funds may enter into repurchase agreements which involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds’ credit exposure is allocated to the underlying repurchase agreements counterparties on a pro-rata basis. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS
Schedule of Investments (continued)
June 30, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
JOINT REPURCHASE AGREEMENT ACCOUNT II — At June 30, 2011, the Funds had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of July 1, 2011, as follows:

			Collateral
	Principal	Maturity	Value
Fund	Amount	Value	Allocation

Enhanced Income	$96,000,000	$96,000,205	$98,017,414

Government Income	186,500,000	186,500,399	190,419,247

Inflation Protected Securities	2,500,000	2,500,005	2,552,537

Short Duration Government	216,200,000	216,200,462	220,743,385

Ultra Short Duration Government	7,200,000	7,200,015	7,351,306

REPURCHASE AGREEMENTS — At June 30, 2011, the Principal Amounts of the Funds’ interest in the Joint Repurchase Agreement Account II were as follows:

				Inflation	Short	Ultra Short
	Interest	Enhanced	Government	Protected	Duration	Duration
Counterparty	Rate	Income	Income	Securities	Government	Government

BNP Paribas Securities Co.	0.080%	$34,538,839	$67,098,890	$899,448	$77,784,343	$2,590,413

Citigroup Global Markets, Inc.	0.080	25,673,650	49,876,413	668,585	57,819,199	1,925,524

JPMorgan Securities	0.050	9,724,867	18,892,581	253,252	21,901,212	729,365

Wells Fargo Securities LLC	0.080	26,062,644	50,632,116	678,715	58,695,246	1,954,698

TOTAL		$96,000,000	$186,500,000	$2,500,000	$216,200,000	$7,200,000

At June 30, 2011, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates

Federal Home Loan Mortgage Corp.	4.000 to 5.000%	04/01/21 to 06/01/41

Federal National Mortgage Association	3.500 to 6.500	03/01/18 to 07/01/41

Government National Mortgage Association	3.500 to 6.000	02/15/26 to 06/20/41

Treasury Inflation Protected Securities — The Funds may invest in treasury inflation protected securities (“TIPS”), including structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost. Such adjustments may have a significant impact on the Funds’ distributions and may result in a return of capital to shareholders. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.
When-Issued Securities and Forward Commitments — The Funds may purchase when-issued securities, including TBA (“To Be Announced”) securities that have been authorized, but not yet issued in the market. When-issued securities are purchased in order to secure what is considered to be an advantageous price or yield to the Fund at the time of entering into the transaction. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended delivery basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although the Funds will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for their portfolios, the Funds may dispose of when-issued securities or forward commitments prior to settlement which may result in a realized gain or loss. When purchasing a security on a when-issued basis or entering into a forward commitment, the Funds must “set aside” liquid assets, or engage in other appropriate measures to “cover” their obligations under these contracts.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS
Schedule of Investments (continued)
June 30, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Liquidity Risk — The Funds may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.
Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	August 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	August 26, 2011

By (Signature and Title)*	/s/ GEORGE F. TRAVERS, PRINCIPAL FINANCIAL OFFICER

Date	August 26, 2011

* Print the name and title of each signing officer under his or her signature.